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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1355

The Alger Funds

__________________________________________________________________
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York 10010

__________________________________________________________________
(Address of principal executive offices) (Zip code)

Mr. Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South

New York, New York 10010

__________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

ITEM 1. Schedule of Investments.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments July 31, 2015

COMMON STOCKS—96.7%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	82,955	$39,818
AEROSPACE & DEFENSE—2.7%
Honeywell International, Inc.	414,494	43,542,595
Lockheed Martin Corp.	47,013	9,736,392
The Boeing Co.	98,160	14,151,727
		67,430,714
AIR FREIGHT & LOGISTICS—0.5%
United Parcel Service, Inc., Cl. B	128,941	13,198,401
AIRLINES—1.1%
United Continental Holdings, Inc.*	512,029	28,873,315
ALTERNATIVE CARRIERS—0.5%
Level 3 Communications, Inc.*	265,388	13,402,094
APPAREL ACCESSORIES & LUXURY GOODS—0.6%
PVH Corp.	57,568	6,680,190
Under Armour, Inc., Cl. A*	78,178	7,765,421
		14,445,611
APPAREL RETAIL—0.8%
VF Corp.	266,620	20,553,736
APPLICATION SOFTWARE—2.1%
Adobe Systems, Inc.*	220,989	18,118,888
Palantir Technologies, Inc., Cl. A*,@	153,282	1,089,835
salesforce.com, inc.*	466,453	34,191,005
		53,399,728
AUTO PARTS & EQUIPMENT—1.2%
Delphi Automotive PLC.	343,891	26,851,009
WABCO Holdings, Inc.*	28,869	3,564,456
		30,415,465
AUTOMOBILE MANUFACTURERS—0.2%
Tesla Motors, Inc.*	15,876	4,225,397
BIOTECHNOLOGY—8.4%
ACADIA Pharmaceuticals, Inc.*	131,500	6,418,515
Amgen, Inc.	157,000	27,724,630
Biogen, Inc.*	100,965	32,185,623
BioMarin Pharmaceutical, Inc.*	102,270	14,959,033
Celgene Corp.*	231,556	30,391,725
Gilead Sciences, Inc.	418,460	49,319,696
Incyte Corp.*	96,502	10,063,228
Intercept Pharmaceuticals, Inc.*	60,945	16,077,900
United Therapeutics Corp.*	64,897	10,990,956
Vertex Pharmaceuticals, Inc.*	114,591	15,469,785
		213,601,091
BREWERS—1.6%
Anheuser-Busch InBev NV#	197,193	23,574,423
Molson Coors Brewing Co., Cl. B	210,678	14,987,633
SABMiller PLC.*	42,700	2,238,709
		40,800,765
BUILDING PRODUCTS—0.4%
Fortune Brands Home & Security, Inc.	31,170	1,488,368

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
BUILDING PRODUCTS—(CONT.)
Lennox International, Inc.	79,529	$9,389,989
		10,878,357
CABLE & SATELLITE—1.8%
Comcast Corporation, Cl. A	725,381	45,271,028
COMMUNICATIONS EQUIPMENT—1.0%
Arista Networks, Inc.*	180,915	15,281,890
ARRIS Group, Inc.*	201,500	6,230,380
QUALCOMM, Inc.	75,542	4,864,149
		26,376,419
CONSTRUCTION MATERIALS—0.4%
Vulcan Materials Co.	121,937	11,098,706
DATA PROCESSING & OUTSOURCED SERVICES—3.7%
Alliance Data Systems Corp.*	68,130	18,738,475
Fiserv, Inc.*	92,789	8,059,653
Visa, Inc., Cl. A	879,406	66,254,448
		93,052,576
DRUG RETAIL—2.5%
CVS Caremark Corp.	224,521	25,251,877
Rite Aid Corp.*	986,996	8,794,134
Walgreens Boots Alliance, Inc.	305,320	29,503,072
		63,549,083
FOOD RETAIL—0.8%
The Kroger Co.	549,176	21,549,666
FOOTWEAR—0.3%
NIKE, Inc., Cl. B	60,463	6,966,547
GENERAL MERCHANDISE STORES—1.0%
Dollar General Corp.	135,692	10,905,566
Dollar Tree, Inc.*	196,355	15,321,581
		26,227,147
HEALTH CARE EQUIPMENT—1.5%
Becton Dickinson and Co.	90,292	13,737,928
Edwards Lifesciences Corp.*	81,900	12,461,904
Hologic, Inc.*	225,152	9,379,832
St. Jude Medical, Inc.	37,252	2,749,943
		38,329,607
HEALTH CARE FACILITIES—1.2%
HCA Holdings, Inc.*	334,208	31,084,686
HOME ENTERTAINMENT SOFTWARE—0.3%
Activision Blizzard, Inc.	309,511	7,982,289
HOME IMPROVEMENT RETAIL—1.5%
Lowe's Companies, Inc.	214,419	14,872,102
The Home Depot, Inc.	196,365	22,980,596
		37,852,698
HOTELS RESORTS & CRUISE LINES—1.9%
Carnival Corp.	172,700	9,203,183
Ctrip.com International Ltd.#*	260,453	18,643,226
Hilton Worldwide Holdings, Inc.*	331,690	8,905,876

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HOTELS RESORTS & CRUISE LINES—(CONT.)
Royal Caribbean Cruises Ltd.	137,908	$12,391,034
		49,143,319
HOUSEWARES & SPECIALTIES—0.9%
Jarden Corp.*	410,478	22,576,290
INDUSTRIAL CONGLOMERATES—1.1%
Danaher Corp.	259,301	23,741,600
General Electric Co.	208,444	5,440,388
		29,181,988
INDUSTRIAL GASES—0.4%
Air Products & Chemicals, Inc.	78,559	11,195,443
INDUSTRIAL MACHINERY—0.3%
Ingersoll-Rand PLC.	124,743	7,659,220
INTERNET RETAIL—4.6%
Amazon.com, Inc.*	141,804	76,028,215
JD.com, Inc.#*	72,700	2,401,281
NetFlix, Inc.*	135,163	15,450,482
Qunar Cayman Islands Ltd.#*	67,370	2,813,371
The Priceline Group, Inc.*	198	246,227
TripAdvisor, Inc.*	240,365	19,080,174
		116,019,750
INTERNET SOFTWARE & SERVICES—9.5%
Alibaba Group Holding Ltd.#*	60,774	4,761,035
Demandware, Inc.*	147,744	11,163,537
Facebook, Inc., Cl. A*	1,070,367	100,625,202
Google, Inc., Cl. C*	152,391	95,337,333
GrubHub, Inc.*	295,907	9,383,211
LendingClub Corp.*	275,645	3,999,609
LinkedIn Corp., Cl. A*	23,537	4,784,131
Yahoo! Inc.*	350,487	12,852,358
		242,906,416
INVESTMENT BANKING & BROKERAGE—1.0%
E*TRADE Financial Corp.*	273,181	7,763,804
Morgan Stanley	308,593	11,985,752
The Charles Schwab Corp.	69,840	2,436,019
The Goldman Sachs Group, Inc.	12,000	2,460,840
		24,646,415
IT CONSULTING & OTHER SERVICES—0.3%
Cognizant Technology Solutions Corp., Cl. A*	125,741	7,934,257
LIFE SCIENCES TOOLS & SERVICES—1.7%
Illumina, Inc.*	24,630	5,401,359
Thermo Fisher Scientific, Inc.	276,507	38,581,022
		43,982,381
MANAGED HEALTH CARE—2.6%
Aetna, Inc.	63,443	7,167,156
Cigna Corp.	193,942	27,939,285
Humana, Inc.	43,536	7,927,470
UnitedHealth Group, Inc.	182,595	22,167,033
		65,200,944

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
MOVIES & ENTERTAINMENT—2.0%
The Walt Disney Co.	250,264	$30,031,680
Time Warner, Inc.	245,348	21,600,438
		51,632,118
MULTI-LINE INSURANCE—1.2%
American International Group, Inc.	132,818	8,516,290
Hartford Financial Services Group, Inc.	468,010	22,253,876
		30,770,166
MULTI-UTILITIES—0.3%
Sempra Energy	67,090	6,828,420
OIL & GAS EQUIPMENT & SERVICES—1.0%
Baker Hughes, Inc.	327,359	19,035,926
Schlumberger Ltd.	1,699	140,711
Weatherford International PLC.*	581,158	6,206,768
		25,383,405
OIL & GAS EXPLORATION & PRODUCTION—1.1%
Anadarko Petroleum Corp.	297,638	22,129,386
Devon Energy Corp.	125,703	6,212,242
		28,341,628
OIL & GAS STORAGE & TRANSPORTATION—0.2%
Cheniere Energy, Inc.*	85,699	5,910,660
OTHER DIVERSIFIED FINANCIAL SERVICES—1.4%
Bank of America Corp.	722,241	12,913,669
Citigroup, Inc.	377,552	22,071,690
		34,985,359
PACKAGED FOODS & MEATS—0.1%
Mead Johnson Nutrition Co., Cl. A	36,385	3,216,070
PHARMACEUTICALS—7.1%
AbbVie, Inc.	5,549	388,486
Allergan PLC.*	353,122	116,936,350
Bristol-Myers Squibb Co.	558,960	36,690,134
Mallinckrodt PLC.*	37,465	4,644,162
Mylan NV*	38,290	2,143,857
Shire PLC.	230,383	20,475,574
		181,278,563
RAILROADS—0.8%
Union Pacific Corp.	195,526	19,081,382
REGIONAL BANKS—0.3%
Citizens Financial Group, Inc.	244,200	6,366,294
RENEWABLE ELECTRICITY—0.3%
TerraForm Global, Inc., Cl. A*,@	476,211	6,000,249
TerraForm Power, Inc., Cl. A	58,842	1,774,675
		7,774,924
RESEARCH & CONSULTING SERVICES—0.2%
CoStar Group, Inc.*	30,773	6,194,297
RESTAURANTS—1.8%
McDonald's Corp.	103,707	10,356,181
Starbucks Corp.	302,735	17,537,438

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
RESTAURANTS—(CONT.)
Yum! Brands, Inc.	216,364	$18,988,105
		46,881,724
SECURITY & ALARM SERVICES—0.3%
Tyco International PLC.	196,458	7,463,439
SEMICONDUCTOR EQUIPMENT—0.7%
SunEdison, Inc.*	720,477	16,772,705
SEMICONDUCTORS—3.1%
Avago Technologies Ltd.	201,196	25,177,668
Broadcom Corp., Cl. A	427,613	21,641,494
Microsemi Corp.*	202,600	6,673,644
NXP Semiconductors NV*	267,367	25,931,925
		79,424,731
SOFT DRINKS—1.0%
PepsiCo, Inc.	269,692	25,984,824
SPECIALIZED FINANCE—0.5%
McGraw Hill Financial, Inc.	127,564	12,979,637
SPECIALTY CHEMICALS—1.3%
PPG Industries, Inc.	296,761	32,162,957
SPECIALTY STORES—0.5%
Signet Jewelers Ltd.	96,981	11,756,037
SYSTEMS SOFTWARE—2.7%
Microsoft Corp.	885,688	41,361,629
Oracle Corp.	312,605	12,485,444
ServiceNow, Inc.*	171,266	13,786,913
		67,633,986
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.1%
Apple, Inc.	1,129,030	136,951,339
Western Digital Corp.	204,400	17,590,664
		154,542,003
TOBACCO—0.4%
Altria Group, Inc.	202,806	11,028,590
TRADING COMPANIES & DISTRIBUTORS—0.8%
HD Supply Holdings, Inc.*	578,778	20,720,252
WIRELESS TELECOMMUNICATION SERVICES—1.1%
SBA Communications Corp., Cl. A*	226,643	27,360,343
TOTAL COMMON STOCKS
(Cost $2,119,307,835)		2,463,525,881
PREFERRED STOCKS—0.3%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc., Cl. A*,@,(a)	715,332	343,359
Choicestream, Inc., Cl. B*,@,(a)	1,649,956	791,979
		1,135,338
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@	625,130	4,444,674
Palantir Technologies, Inc., Cl. D*,@	81,445	579,074
		5,023,748

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments July 31, 2015 (Continued)

PREFERRED STOCKS—(CONT.)	SHARES	VALUE
PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc.*,@	76,682	$2,889,378
TOTAL PREFERRED STOCKS
(Cost $8,711,512)		9,048,464
MASTER LIMITED PARTNERSHIP—2.3%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—2.3%
The Blackstone Group LP.	1,339,452	52,573,491
The Carlyle Group LP.	191,125	5,085,836
		57,659,327
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $48,021,309)		57,659,327
REAL ESTATE INVESTMENT TRUST—0.6%	SHARES	VALUE
MORTGAGE—0.6%
Blackstone Mortgage Trust, Inc., Cl. A	492,060	14,353,390
(Cost $14,689,707)		14,353,390
Total Investments
(Cost $2,190,730,363)(b)	99.9%	2,544,587,062
Other Assets in Excess of Liabilities	0.1%	1,390,689
NET ASSETS	100.0%	$ 2,545,977,751

* Non-income producing security.
# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment
Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b)At July 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,213,411,710, amounted to $331,175,352 which consisted of aggregate gross unrealized appreciation of
$376,811,658 and aggregate gross unrealized depreciation of $45,636,306.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Choicestream, Inc.	3/14/2014	$24,057	$39,818	0.00%
Choicestream, Inc., Cl. A	12/17/2013	572,038	343,359	0.02%
Choicestream, Inc., Cl. B	7/10/2014	989,973	791,979	0.03%
Intarcia Therapeutics, Inc.	3/27/2014	2,483,730	2,889,378	0.11%
Palantir Technologies, Inc., Cl. A	10/07/2014	997,406	1,089,835	0.04%
Palantir Technologies, Inc., Cl. B	10/07/2014	4,128,004	4,444,674	0.18%
Palantir Technologies, Inc., Cl. D	10/07/2014	537,767	579,074	0.02%
TerraForm Global, Inc., Cl. A	6/08/2015	6,786,000	6,000,249	0.23%
Total			$16,178,366	0.63%

See Notes to Financial Statements

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments July 31, 2015

COMMON STOCKS—96.6%	SHARES	VALUE
BELGIUM—1.4%
BREWERS—1.4%
Anheuser-Busch InBev NV	25,909	$3,095,229
(Cost $2,628,132)
CANADA—1.9%
INTEGRATED OIL & GAS—1.0%
Suncor Energy, Inc.	83,000	2,336,813
OIL & GAS EXPLORATION & PRODUCTION—0.9%
Canadian Natural Resources Ltd.	81,975	1,999,727
TOTAL CANADA
(Cost $6,511,604)		4,336,540
CHINA—9.3%
ALUMINUM—0.4%
China Hongqiao Group Ltd.	1,340,000	992,449
CONSTRUCTION & ENGINEERING—0.7%
China State Construction International Holdings Ltd.	954,100	1,485,220
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.9%
CRRC Corp., Ltd.*	1,600,000	2,017,775
CONSUMER ELECTRONICS—0.3%
Haier Electronics Group Co., Ltd.	240,000	565,806
DIVERSIFIED BANKS—1.4%
China Construction Bank Corp.	3,972,300	3,235,309
INDUSTRIAL MACHINERY—0.3%
Xinyi Solar Holdings Ltd.	1,394,000	600,384
INTERNET RETAIL—0.4%
Vipshop Holdings Ltd.#*	49,300	960,857
INTERNET SOFTWARE & SERVICES—3.1%
Alibaba Group Holding Ltd.#*	34,900	2,734,066
Baidu, Inc.#*	11,200	1,933,792
Tencent Holdings Ltd.	115,700	2,151,068
		6,818,926
LIFE & HEALTH INSURANCE—0.8%
Ping An Insurance Group Co., of China Ltd.	322,600	1,854,316
REAL ESTATE DEVELOPMENT—0.5%
China Overseas Land & Investment Ltd.	360,000	1,131,363
REGIONAL BANKS—0.5%
Chongqing Rural Commercial Bank Co., Ltd.	1,542,300	1,104,908
TOTAL CHINA
(Cost $21,559,162)		20,767,313
DENMARK—2.3%
BIOTECHNOLOGY—0.9%
Bavarian Nordic A/S*	41,100	1,941,891
PHARMACEUTICALS—1.4%
Novo Nordisk A/S	53,600	3,162,748
TOTAL DENMARK
(Cost $5,123,531)		5,104,639
FRANCE—7.5%
APPLICATION SOFTWARE—0.9%
Dassault Systemes*	25,588	1,929,279

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
FRANCE—(CONT.)
BIOTECHNOLOGY—0.7%
DBV Technologies SA#*	10,100	$440,259
Innate Pharma SA*	80,450	1,252,184
		1,692,443
CABLE & SATELLITE—0.9%
Numericable-SFR SAS*	38,000	2,071,577
DIVERSIFIED BANKS—1.2%
BNP Paribas SA	41,700	2,712,100
HEALTH CARE SUPPLIES—1.0%
Essilor International SA	17,600	2,253,891
HOME ENTERTAINMENT SOFTWARE—1.4%
UBISOFT Entertainment*	160,500	3,117,842
INTEGRATED OIL & GAS—0.8%
TOTAL SA	35,300	1,741,567
INTERNET SOFTWARE & SERVICES—0.6%
Criteo SA#*	24,150	1,285,504
TOTAL FRANCE
(Cost $15,008,317)		16,804,203
GERMANY—8.7%
ALTERNATIVE CARRIERS—0.7%
Tele Columbus AG*(a)	98,749	1,477,444
AUTO PARTS & EQUIPMENT—0.9%
Continental AG	9,500	2,123,558
AUTOMOBILE MANUFACTURERS—2.5%
Bayerische Motoren Werke AG	56,246	5,639,333
DIVERSIFIED CAPITAL MARKETS—1.2%
Deutsche Bank AG	75,400	2,648,428
ELECTRICAL COMPONENTS & EQUIPMENT—1.1%
OSRAM Licht AG	45,000	2,556,031
ELECTRONIC EQUIPMENT MANUFACTURERS—0.4%
SLM Solutions Group AG*	36,726	801,334
INDUSTRIAL MACHINERY—0.5%
KUKA AG	12,770	1,092,635
INTERNET SOFTWARE & SERVICES—0.8%
United Internet AG	35,000	1,729,653
SEMICONDUCTORS—0.6%
Infineon Technologies AG	129,236	1,449,471
TOTAL GERMANY
(Cost $18,871,462)		19,517,887
HONG KONG—1.6%
LIFE & HEALTH INSURANCE—1.6%
AIA Group Ltd.	561,004	3,656,252
(Cost $2,643,716)
INDIA—2.0%
DIVERSIFIED BANKS—1.3%
HDFC Bank Ltd.	147,000	2,982,654

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INDIA—(CONT.)
PHARMACEUTICALS—0.7%
Sun Pharmaceutical Industries Ltd.	120,000	$1,539,550
TOTAL INDIA
(Cost $3,580,652)		4,522,204
IRELAND—1.5%
LIFE SCIENCES TOOLS & SERVICES—1.5%
ICON PLC.#*	41,500	3,353,200
(Cost $2,281,505)
ITALY—3.1%
APPAREL ACCESSORIES & LUXURY GOODS—0.5%
Moncler SpA	55,700	1,131,647
ASSET MANAGEMENT & CUSTODY BANKS—0.8%
Azimut Holding SpA	69,400	1,733,208
DIVERSIFIED BANKS—1.4%
Intesa Sanpaolo SpA*	795,000	3,060,437
WIRELESS TELECOMMUNICATION SERVICES—0.4%
Infrastrutture Wireless Italiane SpA*(a)	206,200	989,944
TOTAL ITALY
(Cost $6,190,665)		6,915,236
JAPAN—14.6%
AUTOMOBILE MANUFACTURERS—2.1%
Toyota Motor Corp.	68,825	4,582,488
BUILDING PRODUCTS—0.8%
Daikin Industries Ltd.	26,300	1,699,500
COMMODITY CHEMICALS—0.9%
Toray Industries, Inc.	258,350	2,055,538
DIVERSIFIED BANKS—3.3%
Mitsubishi UFJ Financial Group, Inc.	614,400	4,470,502
Sumitomo Mitsui Financial Group, Inc.	65,000	2,930,757
		7,401,259
DIVERSIFIED REAL ESTATE ACTIVITIES—2.5%
Mitsui Fudosan Co., Ltd.	121,600	3,458,539
Sumitomo Realty & Development Co., Ltd.	62,500	2,192,119
		5,650,658
ELECTRONIC COMPONENTS—1.0%
Murata Manufacturing Co., Ltd.	15,000	2,222,018
INDUSTRIAL MACHINERY—2.1%
FANUC Corp.	8,000	1,334,130
Makino Milling Machine Co., Ltd.	186,000	1,618,833
Minebea Co., Ltd.*	107,200	1,676,248
		4,629,211
INVESTMENT BANKING & BROKERAGE—0.9%
Daiwa Securities Group, Inc.	261,300	2,030,169
TIRES & RUBBER—1.0%
Bridgestone Corp.	61,700	2,325,497
TOTAL JAPAN
(Cost $30,531,573)		32,596,338

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
LUXEMBOURG—0.9%
DIVERSIFIED REAL ESTATE ACTIVITIES—0.9%
Grand City Properties SA	111,200	$1,923,823
(Cost $1,546,124)
MEXICO—1.4%
CONSTRUCTION MATERIALS—0.9%
Cemex SAB de CV#*	230,000	1,955,000
DIVERSIFIED REAL ESTATE ACTIVITIES—0.5%
Corp Inmobiliaria Vesta SAB de CV	759,430	1,277,355
TOTAL MEXICO
(Cost $3,963,748)		3,232,355
NETHERLANDS—5.4%
CABLE & SATELLITE—1.2%
Altice SA*	21,200	2,677,168
DIVERSIFIED BANKS—1.3%
ING Groep NV	172,500	2,933,332
SEMICONDUCTOR EQUIPMENT—1.0%
ASML Holding NV#	23,357	2,316,314
SEMICONDUCTORS—1.9%
NXP Semiconductors NV*	44,000	4,267,560
TOTAL NETHERLANDS
(Cost $9,223,874)		12,194,374
PORTUGAL—1.0%
BROADCASTING—1.0%
NOS SGPS SA*	252,300	2,134,680
(Cost $1,677,960)
SOUTH AFRICA—0.5%
PHARMACEUTICALS—0.5%
Aspen Pharmacare Holdings Ltd.	40,571	1,188,495
(Cost $955,465)
SOUTH KOREA—1.3%
SEMICONDUCTORS—1.3%
Samsung Electronics Co., Ltd.	2,750	2,800,250
(Cost $3,080,050)
SPAIN—3.3%
ALTERNATIVE CARRIERS—0.8%
Cellnex Telecom SAU*(a)	110,100	1,824,393
DIVERSIFIED BANKS—0.8%
CaixaBank SA*	376,974	1,682,081
ELECTRIC UTILITIES—1.7%
Iberdrola SA	279,900	1,973,932
Red Electrica Corp., SA	23,100	1,844,279
		3,818,211
TOTAL SPAIN
(Cost $7,619,195)		7,324,685
SWEDEN—3.1%
AUTO PARTS & EQUIPMENT—0.7%
Autoliv, Inc.*	14,500	1,520,385
BIOTECHNOLOGY—1.3%
Swedish Orphan Biovitrum AB*	224,800	2,958,329

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SWEDEN—(CONT.)
BUILDING PRODUCTS—0.9%
Assa Abloy AB, Cl. B	99,100	$2,011,638
INDUSTRIAL MACHINERY—0.2%
Arcam AB*	29,400	437,804
TOTAL SWEDEN
(Cost $6,385,710)		6,928,156
SWITZERLAND—5.2%
PACKAGED FOODS & MEATS—1.6%
Nestle SA	48,300	3,653,899
PHARMACEUTICALS—3.6%
Novartis AG	49,200	5,105,199
Roche Holding AG	9,948	2,874,204
		7,979,403
TOTAL SWITZERLAND
(Cost $11,464,290)		11,633,302
UNITED KINGDOM—12.4%
DIVERSIFIED BANKS—1.3%
Lloyds Banking Group PLC.*	2,141,000	2,787,403
HOUSEHOLD PRODUCTS—1.8%
Reckitt Benckiser Group PLC.	42,862	4,109,465
INDUSTRIAL GASES—1.3%
Essentra PLC.*	195,000	2,775,360
INTERNET RETAIL—1.0%
Just Eat PLC.*	332,163	2,258,786
OIL & GAS EQUIPMENT & SERVICES—0.7%
Petrofac Ltd.	116,800	1,599,530
PHARMACEUTICALS—1.9%
Shire PLC.	48,500	4,310,498
RESTAURANTS—0.8%
Whitbread PLC.	23,000	1,861,747
SYSTEMS SOFTWARE—1.0%
Sophos Group PLC.*(a)	590,000	2,302,917
TOBACCO—1.2%
British American Tobacco PLC.	44,411	2,636,358
TRADING COMPANIES & DISTRIBUTORS—1.4%
Ashtead Group PLC.	196,300	3,009,504
TOTAL UNITED KINGDOM
(Cost $24,551,349)		27,651,568
UNITED STATES—8.2%
AUTO PARTS & EQUIPMENT—0.7%
Delphi Automotive PLC.	21,200	1,655,296
CABLE & SATELLITE—1.4%
Liberty Global PLC.*	65,800	3,233,412
OIL & GAS EQUIPMENT & SERVICES—0.5%
Weatherford International PLC.*	100,900	1,077,612
PHARMACEUTICALS—3.1%
Allergan PLC.*	13,300	4,404,295
Jazz Pharmaceuticals PLC.*	12,900	2,479,896
		6,884,191

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
UNITED STATES—(CONT.)
SECURITY & ALARM SERVICES—1.0%
Tyco International PLC.	56,700	$2,154,033
SEMICONDUCTORS—1.5%
Avago Technologies Ltd.	27,200	3,403,808
TOTAL UNITED STATES
(Cost $15,566,480)		18,408,352
TOTAL COMMON STOCKS
(Cost $200,964,564)		216,089,081
Total Investments
(Cost $200,964,564)(b)	96.6%	216,089,081
Other Assets in Excess of Liabilities	3.4%	7,659,442
NET ASSETS	100.0%	$ 223,748,523

* Non-income producing security.
# American Depositary Receipts.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are however deemed to be liquid and represent
2.9% of the net assets of the Portfolio.
(b) At July 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $202,815,873, amounted to $13,273,208 which consisted of aggregate gross unrealized appreciation of $31,191,312 and aggregate gross unrealized depreciation of $17,918,104.

See Notes to Financial Statements

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2015

COMMON STOCKS—93.7%	SHARES	VALUE
AEROSPACE & DEFENSE—1.7%
Digital Globe, Inc.*	25,197	$533,673
Hexcel Corp.	31,600	1,639,724
TransDigm Group, Inc.*	6,100	1,380,430
		3,553,827
AIRLINES—1.9%
Spirit Airlines, Inc.*	26,200	1,567,284
United Continental Holdings, Inc.*	42,600	2,402,214
		3,969,498
ALTERNATIVE CARRIERS—0.5%
Level 3 Communications, Inc.*	19,600	989,800
APPAREL ACCESSORIES & LUXURY GOODS—2.3%
Hanesbrands, Inc.	63,500	1,970,405
PVH Corp.	12,400	1,438,896
Under Armour, Inc., Cl. A*	13,400	1,331,022
		4,740,323
APPAREL RETAIL—0.4%
L Brands, Inc.	10,500	847,560
APPLICATION SOFTWARE—2.3%
ACI Worldwide, Inc.*	63,400	1,500,678
Aspen Technology, Inc.*	17,500	776,650
Palantir Technologies, Inc., Cl. A*,@	16,376	116,433
PTC, Inc.*	40,080	1,456,908
Synchronoss Technologies, Inc.*	19,400	927,320
		4,777,989
ASSET MANAGEMENT & CUSTODY BANKS—1.4%
WisdomTree Investments, Inc.	115,000	2,863,500
AUTO PARTS & EQUIPMENT—2.2%
BorgWarner, Inc.	27,200	1,352,112
Delphi Automotive PLC.	17,850	1,393,728
WABCO Holdings, Inc.*	14,400	1,777,968
		4,523,808
AUTOMOBILE MANUFACTURERS—0.8%
Tesla Motors, Inc.*	5,800	1,543,670
AUTOMOTIVE RETAIL—1.6%
Advance Auto Parts, Inc.	9,200	1,602,732
Carmax, Inc.*	26,300	1,696,613
		3,299,345
BIOTECHNOLOGY—5.8%
BioMarin Pharmaceutical, Inc.*	7,800	1,140,906
Bluebird Bio, Inc.*	7,400	1,227,142
Celldex Therapeutics, Inc.*	34,800	819,540
Incyte Corp.*	12,300	1,282,644
Intercept Pharmaceuticals, Inc.*	7,300	1,925,813
Portola Pharmaceuticals, Inc.*	34,600	1,710,624
Ultragenyx Pharmaceutical, Inc.*	8,500	1,027,905
United Therapeutics Corp.*	7,800	1,321,008
Vertex Pharmaceuticals, Inc.*	10,200	1,377,000
		11,832,582

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
BUILDING PRODUCTS—3.2%
Allegion PLC.	35,600	$2,250,632
AO Smith Corp.	20,800	1,493,856
Fortune Brands Home & Security, Inc.	23,000	1,098,250
Lennox International, Inc.	14,100	1,664,787
		6,507,525
COMMUNICATIONS EQUIPMENT—2.7%
Arista Networks, Inc.*	17,600	1,486,672
ARRIS Group, Inc.*	73,000	2,257,160
F5 Networks, Inc.*	13,522	1,813,841
		5,557,673
CONSTRUCTION MATERIALS—0.8%
Vulcan Materials Co.	16,800	1,529,136
DATA PROCESSING & OUTSOURCED SERVICES—4.3%
Alliance Data Systems Corp.*	12,200	3,355,488
Fiserv, Inc.*	30,100	2,614,486
Vantiv, Inc., CL. A*	33,200	1,460,800
WEX, Inc.*	13,500	1,377,540
		8,808,314
DRUG RETAIL—1.1%
Rite Aid Corp.*	251,200	2,238,192
ELECTRICAL COMPONENTS & EQUIPMENT—2.1%
Acuity Brands, Inc.	15,400	3,098,326
Hubbell, Inc., Cl. B	11,100	1,158,951
		4,257,277
ELECTRONIC COMPONENTS—0.4%
Belden, Inc.	12,800	758,144
FOOD RETAIL—1.4%
The Kroger Co.	54,000	2,118,960
Whole Foods Market, Inc.	17,800	647,920
		2,766,880
GENERAL MERCHANDISE STORES—2.6%
Burlington Stores, Inc.*	24,000	1,320,960
Dollar General Corp.	34,600	2,780,802
Dollar Tree, Inc.*	16,600	1,295,298
		5,397,060
HEALTH CARE EQUIPMENT—3.1%
DexCom, Inc.*	29,700	2,514,105
Edwards Lifesciences Corp.*	7,500	1,141,200
Hologic, Inc.*	50,100	2,087,166
IDEXX Laboratories, Inc.*	7,700	560,021
		6,302,492
HEALTH CARE FACILITIES—2.4%
Acadia Healthcare Co., Inc.*	22,700	1,811,006
Tenet Healthcare Corporation*	29,300	1,649,590
Universal Health Services, Inc., Cl. B	9,500	1,379,685
		4,840,281
HEALTH CARE SERVICES—1.8%
Adeptus Health, Inc., Cl. A*	15,600	1,714,284

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE SERVICES—(CONT.)
Diplomat Pharmacy, Inc.*	19,100	$882,038
Team Health Holdings, Inc.*	15,500	1,044,855
		3,641,177
HOME FURNISHING RETAIL—0.6%
Williams-Sonoma, Inc.	15,600	1,320,696
HOMEBUILDING—0.6%
Toll Brothers, Inc.*	33,200	1,292,144
HOTELS RESORTS & CRUISE LINES—7.2%
Diamond Resorts International, Inc.*	128,600	4,030,324
Hilton Worldwide Holdings, Inc.*	81,900	2,199,015
La Quinta Holdings, Inc.*	138,200	2,932,604
Norwegian Cruise Line Holdings Ltd.*	63,300	3,951,186
Royal Caribbean Cruises Ltd.	17,700	1,590,345
		14,703,474
HOUSEWARES & SPECIALTIES—1.3%
Jarden Corp.*	47,550	2,615,250
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.6%
Robert Half International, Inc.	21,300	1,172,139
INDUSTRIAL GASES—0.2%
Air Products & Chemicals, Inc.	3,000	427,530
INDUSTRIAL MACHINERY—2.1%
Graco, Inc.	23,935	1,711,113
Ingersoll-Rand PLC.	15,400	945,560
NN, Inc.	39,500	901,785
Pall Corp.	5,200	657,540
		4,215,998
INTERNET RETAIL—0.7%
Qunar Cayman Islands Ltd.#*	4,400	183,744
TripAdvisor, Inc.*	16,865	1,338,744
		1,522,488
INTERNET SOFTWARE & SERVICES—5.4%
Cornerstone OnDemand, Inc.*	41,600	1,500,096
Criteo SA#*	19,800	1,053,954
DealerTrack Holdings, Inc.*	32,500	2,017,275
Demandware, Inc.*	17,100	1,292,076
GrubHub, Inc.*	36,600	1,160,586
Hortonworks, Inc.*	21,000	509,460
LendingClub Corp.*	74,100	1,075,191
LinkedIn Corp., Cl. A*	6,900	1,402,494
Shutterstock, Inc.*	17,712	946,352
		10,957,484
INVESTMENT BANKING & BROKERAGE—1.7%
E*TRADE Financial Corp.*	31,200	886,704
TD Ameritrade Holding Corp.	70,800	2,600,484
		3,487,188
MOVIES & ENTERTAINMENT—0.4%
Live Nation Entertainment, Inc.*	33,900	888,858

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
OIL & GAS DRILLING—0.3%
Patterson-UTI Energy, Inc.	41,500	$684,128
OIL & GAS EQUIPMENT & SERVICES—0.3%
Weatherford International PLC.*	60,800	649,344
OIL & GAS EXPLORATION & PRODUCTION—0.5%
Diamondback Energy, Inc.*	4,500	302,850
Range Resources Corp.	18,200	715,988
		1,018,838
PHARMACEUTICALS—1.6%
Jazz Pharmaceuticals PLC.*	4,900	941,976
Lannett Co., Inc.*	14,800	882,080
Mallinckrodt PLC.*	7,000	867,720
Pacira Pharmaceuticals, Inc.*	9,300	617,706
		3,309,482
RAILROADS—0.3%
Genesee & Wyoming, Inc., Cl. A*	9,400	669,468
REAL ESTATE SERVICES—0.8%
Jones Lang LaSalle, Inc.	9,000	1,602,360
REGIONAL BANKS—1.4%
Citizens Financial Group, Inc.	46,600	1,214,862
Signature Bank*	11,400	1,659,726
		2,874,588
RENEWABLE ELECTRICITY—0.8%
TerraForm Global, Inc., Cl. A*,@	44,140	556,168
TerraForm Power, Inc., Cl. A	35,800	1,079,728
		1,635,896
RESEARCH & CONSULTING SERVICES—2.3%
CoStar Group, Inc.*	8,800	1,771,352
Verisk Analytics, Inc., Cl. A*	37,100	2,897,881
		4,669,233
SECURITY & ALARM SERVICES—0.3%
Tyco International PLC.	17,900	680,021
SEMICONDUCTOR EQUIPMENT—1.2%
Lam Research Corp.	14,600	1,122,302
SunEdison, Inc.*	53,000	1,233,840
		2,356,142
SEMICONDUCTORS—4.6%
Avago Technologies Ltd.	30,200	3,779,228
Microsemi Corp.*	56,000	1,844,640
NXP Semiconductors NV*	24,900	2,415,051
Qorvo, Inc.*	13,200	764,940
Skyworks Solutions, Inc.	5,400	516,618
		9,320,477
SPECIALIZED FINANCE—2.1%
McGraw Hill Financial, Inc.	24,000	2,442,000
Moody's Corp.	16,100	1,777,923
		4,219,923
SPECIALTY CHEMICALS—1.5%
Axalta Coating Systems Ltd.*	34,000	1,081,540

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SPECIALTY CHEMICALS—(CONT.)
PPG Industries, Inc.	3,600	$390,168
The Sherwin-Williams Co.	5,800	1,611,008
		3,082,716
SPECIALTY STORES—2.8%
Signet Jewelers Ltd.	11,900	1,442,518
The Michaels Cos, Inc.*	57,200	1,449,448
Tractor Supply Co.	12,800	1,184,256
Ulta Salon, Cosmetics & Fragrance, Inc.*	10,500	1,743,315
		5,819,537
SYSTEMS SOFTWARE—1.8%
ServiceNow, Inc.*	34,400	2,769,200
Tableau Software, Inc., Cl. A*	7,900	827,446
		3,596,646
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.8%
Western Digital Corp.	18,700	1,609,322
TRADING COMPANIES & DISTRIBUTORS—1.0%
HD Supply Holdings, Inc.*	58,700	2,101,460
WIRELESS TELECOMMUNICATION SERVICES—1.7%
SBA Communications Corp., Cl. A*	28,900	3,488,808
TOTAL COMMON STOCKS
(Cost $168,057,976)		191,537,691
PREFERRED STOCKS—1.4%	SHARES	VALUE
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@	66,787	474,855
Palantir Technologies, Inc., Cl. D*,@	8,701	61,864
		536,719
BIOTECHNOLOGY—0.5%
Prosetta Biosciences, Inc.*,@,(a)	219,610	988,245
PHARMACEUTICALS—0.7%
Tolero Pharmaceuticals, Inc.*,@,(a)	495,000	1,492,970
TOTAL PREFERRED STOCKS
(Cost $2,979,689)		3,017,934
REAL ESTATE INVESTMENT TRUST—1.4%	SHARES	VALUE
HEALTH CARE—0.4%
Omega Healthcare Investors, Inc.	21,800	790,468
SPECIALIZED—1.0%
Crown Castle International Corp.	25,300	2,072,323
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $3,175,890)		2,862,791
SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.@	314,956	314,956
(Cost $314,956)		314,956
Total Investments
(Cost $174,528,511)(b)	96.7%	197,733,372
Other Assets in Excess of Liabilities	3.3%	6,720,084
NET ASSETS	100.0%	$204,453,456

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2015 (Continued)

* Non-income producing security.
# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment
Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b)At July 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $175,963,146, amounted to $21,770,226 which consisted of aggregate gross unrealized appreciation of
$29,708,636 and aggregate gross unrealized depreciation of $7,938,410.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
JS Kred SPV I, LLC.	6/26/2015	$314,956	$314,956	0.15%
Palantir Technologies, Inc., Cl. A	10/07/2014	106,559	116,433	0.06%
Palantir Technologies, Inc., Cl. B	10/07/2014	441,023	474,855	0.24%
Palantir Technologies, Inc., Cl. D	10/14/2014	57,451	61,864	0.03%
Prosetta Biosciences, Inc.	2/06/2015	988,245	988,245	0.48%
TerraForm Global, Inc., Cl. A	8/01/2014	629,000	556,168	0.27%
Tolero Pharmaceuticals, Inc.	10/31/2014	1,492,970	1,492,970	0.73%
Total			$4,005,491	1.96%

See Notes to Financial Statements

THE ALGER FUNDS | ALGER SMID CAP GROWTH FUND
Schedule of Investments July 31, 2015

COMMON STOCKS—93.6%	SHARES	VALUE
AEROSPACE & DEFENSE—0.9%
Hexcel Corp.	97,950	$5,082,626
AIR FREIGHT & LOGISTICS—0.6%
Forward Air Corp.	67,650	3,284,408
AIRLINES—0.7%
Spirit Airlines, Inc.*	62,600	3,744,732
ALTERNATIVE CARRIERS—0.4%
Zayo Group Holdings, Inc.*	77,250	2,062,575
APPAREL ACCESSORIES & LUXURY GOODS—1.4%
Carter's, Inc.	29,550	2,996,665
G-III Apparel Group Ltd.*	65,000	4,694,950
		7,691,615
APPAREL RETAIL—0.5%
Foot Locker, Inc.	38,200	2,695,010
APPLICATION SOFTWARE—4.1%
Blackbaud, Inc.	96,000	5,871,360
Fair Isaac Corp.	21,650	1,963,438
HubSpot, Inc.*	71,750	3,870,913
Palantir Technologies, Inc., Cl. A*,@	81,310	578,114
PTC, Inc.*	130,800	4,754,580
Splunk, Inc.*	55,600	3,888,664
Tyler Technologies, Inc.*	7,850	1,095,389
		22,022,458
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
WisdomTree Investments, Inc.	204,500	5,092,050
AUTO PARTS & EQUIPMENT—2.1%
American Axle & Manufacturing Holdings, Inc.*	53,250	1,063,935
Gentherm, Inc.*	21,550	1,084,611
Lear Corp.	39,700	4,131,579
WABCO Holdings, Inc.*	41,700	5,148,699
		11,428,824
BIOTECHNOLOGY—8.6%
ACADIA Pharmaceuticals, Inc.*	27,350	1,334,953
Alkermes PLC.*	38,800	2,716,776
Anacor Pharmaceuticals, Inc.*	14,600	2,178,174
Bluebird Bio, Inc.*	16,400	2,719,612
Celldex Therapeutics, Inc.*	109,000	2,566,950
Cepheid, Inc.*	72,000	4,002,480
Clovis Oncology, Inc.*	33,450	2,824,183
Dyax Corp.*	92,300	2,271,503
Forward Pharma A/S#*	35,700	1,158,822
Halozyme Therapeutics, Inc.*	100,000	2,334,000
Heron Therapeutics, Inc.*	40,850	1,321,089
Intercept Pharmaceuticals, Inc.*	10,050	2,651,291
Juno Therapeutics, Inc.*	61,750	3,020,810
NantKwest, Inc.*	28,105	860,013
Neurocrine Biosciences, Inc.*	62,850	3,150,042
Novavax, Inc.*	112,550	1,357,353
Portola Pharmaceuticals, Inc.*	66,850	3,305,064

THE ALGER FUNDS | ALGER SMID CAP GROWTH FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
BIOTECHNOLOGY—(CONT.)
Ultragenyx Pharmaceutical, Inc.*	22,650	$2,739,065
United Therapeutics Corp.*	23,200	3,929,152
		46,441,332
BUILDING PRODUCTS—4.4%
Allegion PLC.	90,000	5,689,800
AO Smith Corp.	61,265	4,400,052
Fortune Brands Home & Security, Inc.	61,350	2,929,462
Lennox International, Inc.	43,600	5,147,852
Masonite International Corp.*	50,600	3,494,942
NCI Building Systems, Inc.*	171,250	2,217,688
		23,879,796
CASINOS & GAMING—0.5%
Penn National Gaming Inc.*	153,900	2,936,412
COMMODITY CHEMICALS—0.8%
Calgon Carbon Corp.	232,200	4,107,618
COMMUNICATIONS EQUIPMENT—1.3%
Arista Networks, Inc.*	32,350	2,732,604
ARRIS Group, Inc.*	131,700	4,072,164
		6,804,768
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS—1.0%
Wabtec Corp.	51,600	5,221,404
CONSTRUCTION MATERIALS—0.7%
Vulcan Materials Co.	43,400	3,950,268
CONSUMER ELECTRONICS—0.5%
Harman International Industries, Inc.	23,450	2,524,627
CONSUMER FINANCE—0.6%
PRA Group, Inc.*	47,400	3,012,270
DATA PROCESSING & OUTSOURCED SERVICES—5.0%
Broadridge Financial Solutions	96,150	5,218,061
Euronet Worldwide, Inc.*	66,500	4,555,250
MAXIMUS, Inc.	60,700	4,140,347
Total System Services, Inc.	83,200	3,845,504
Vantiv, Inc., CL. A*	139,550	6,140,200
WEX, Inc.*	31,102	3,173,648
		27,073,010
DISTRIBUTORS—0.7%
LKQ Corp.*	121,400	3,819,244
DRUG RETAIL—0.9%
Rite Aid Corp.*	524,850	4,676,414
EDUCATION SERVICES—0.8%
Grand Canyon Education, Inc.*	98,915	4,295,878
ELECTRICAL COMPONENTS & EQUIPMENT—1.8%
Acuity Brands, Inc.	34,700	6,981,293
Hubbell, Inc., Cl. B	25,050	2,615,470
		9,596,763
ELECTRONIC COMPONENTS—0.5%
Belden, Inc.	44,850	2,656,465

THE ALGER FUNDS | ALGER SMID CAP GROWTH FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
ELECTRONIC EQUIPMENT MANUFACTURERS—0.4%
FEI Co.	24,950	$2,144,952
ENVIRONMENTAL & FACILITIES SERVICES—1.0%
Waste Connections, Inc.	102,075	5,117,020
FOOD DISTRIBUTORS—0.3%
United Natural Foods, Inc.*	31,450	1,431,919
FOOD RETAIL—0.8%
Smart & Final Stores, Inc.*	236,850	4,121,190
FOOTWEAR—0.5%
Skechers U.S.A. Inc., Cl. A*	18,450	2,775,803
GENERAL MERCHANDISE STORES—1.0%
Burlington Stores, Inc.*	97,250	5,352,640
HEALTH CARE EQUIPMENT—3.5%
ABIOMED, Inc.*	69,500	5,383,470
DexCom, Inc.*	64,100	5,426,065
Hologic, Inc.*	121,600	5,065,856
IDEXX Laboratories, Inc.*	41,500	3,018,295
		18,893,686
HEALTH CARE FACILITIES—2.8%
Acadia Healthcare Co., Inc.*	65,450	5,221,601
Healthsouth Corp.	69,400	3,171,580
Tenet Healthcare Corporation*	58,500	3,293,550
VCA Antech, Inc.*	57,650	3,547,204
		15,233,935
HEALTH CARE SERVICES—2.4%
Adeptus Health, Inc., Cl. A*	45,900	5,043,951
Diplomat Pharmacy, Inc.*	77,350	3,572,023
Team Health Holdings, Inc.*	66,350	4,472,653
		13,088,627
HEALTH CARE SUPPLIES—1.1%
LDR Holding Corp.*	40,150	1,825,219
The Cooper Cos., Inc.	21,600	3,823,200
		5,648,419
HOME FURNISHING RETAIL—0.7%
Williams-Sonoma, Inc.	44,762	3,789,551
HOMEBUILDING—0.2%
Lennar Corp., Cl. A	25,100	1,331,304
HOTELS RESORTS & CRUISE LINES—1.5%
Diamond Resorts International, Inc.*	140,600	4,406,404
La Quinta Holdings, Inc.*	177,350	3,763,367
		8,169,771
HOUSEHOLD APPLIANCES—0.7%
Helen of Troy Ltd.*	44,450	3,901,821
HOUSEWARES & SPECIALTIES—1.1%
Jarden Corp.*	109,000	5,995,000
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.4%
Robert Half International, Inc.	34,050	1,873,772
INDUSTRIAL MACHINERY—1.5%
Graco, Inc.	36,350	2,598,661

THE ALGER FUNDS | ALGER SMID CAP GROWTH FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INDUSTRIAL MACHINERY—(CONT.)
NN, Inc.	62,550	$1,428,017
Nordson Corp.	51,350	3,805,549
		7,832,227
INTERNET SOFTWARE & SERVICES—3.1%
Criteo SA#*	52,150	2,775,944
Demandware, Inc.*	65,000	4,911,400
Endurance International Group Holdings, Inc.*	131,350	2,654,583
GrubHub, Inc.*	51,650	1,637,822
Limelight Networks, Inc.*	488,850	1,842,965
Shutterstock, Inc.*	49,100	2,623,413
		16,446,127
INVESTMENT BANKING & BROKERAGE—0.4%
Virtu Financial, Inc., Cl. A*	96,200	2,260,700
LEISURE PRODUCTS—0.7%
Brunswick Corp.	75,600	4,013,604
LIFE & HEALTH INSURANCE—0.8%
Symetra Financial Corp.	167,200	4,186,688
LIFE SCIENCES TOOLS & SERVICES—1.3%
Mettler-Toledo International, Inc.*	8,050	2,717,680
PRA Health Sciences, Inc.*	107,235	4,502,798
		7,220,478
MANAGED HEALTH CARE—0.7%
Centene Corp.*	51,600	3,618,708
MARINE—0.4%
Kirby Corp.*	28,500	2,063,685
MOVIES & ENTERTAINMENT—0.6%
Lions Gate Entertainment Corp.	85,800	3,361,644
OIL & GAS EQUIPMENT & SERVICES—0.4%
Fairmount Santrol Holdings, Inc.*	200,700	1,200,186
Weatherford International PLC.*	101,720	1,086,370
		2,286,556
OIL & GAS EXPLORATION & PRODUCTION—0.5%
Diamondback Energy, Inc.*	23,000	1,547,900
Whiting Petroleum Corp.*	58,150	1,191,493
		2,739,393
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy Partners LP Holdings LLC	112,400	2,457,064
PACKAGED FOODS & MEATS—1.1%
Hain Celestial Group, Inc.*	43,900	2,984,322
TreeHouse Foods Inc.*	33,150	2,716,974
		5,701,296
PAPER PACKAGING—1.7%
Graphic Packaging Holding Co.	277,750	4,194,025
Packaging Corp., of America	38,400	2,718,336
Sealed Air Corp.	40,900	2,174,653
		9,087,014
PHARMACEUTICALS—2.2%
Aerie Pharmaceuticals, Inc.*	69,600	1,262,544

THE ALGER FUNDS | ALGER SMID CAP GROWTH FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
PHARMACEUTICALS—(CONT.)
Akorn, Inc.*	46,950	$2,164,864
Impax Laboratories, Inc.*	59,100	2,863,986
Lannett Co., Inc.*	49,150	2,929,340
Tetraphase Pharmaceuticals, Inc.*	60,400	2,872,020
		12,092,754
RAILROADS—0.6%
Genesee & Wyoming, Inc., Cl. A*	47,350	3,372,267
REAL ESTATE SERVICES—0.8%
Jones Lang LaSalle, Inc.	22,935	4,083,347
REGIONAL BANKS—2.3%
Investors Bancorp, Inc.	395,350	4,815,363
Signature Bank*	41,750	6,078,383
SVB Financial Group*	11,500	1,645,650
		12,539,396
RESEARCH & CONSULTING SERVICES—0.7%
CoStar Group, Inc.*	18,050	3,633,284
RESTAURANTS—2.3%
Dave & Buster's Entertainment, Inc.*	75,850	2,942,980
Papa John's International, Inc.	59,750	4,514,710
Restaurant Brands International, Inc.	109,000	4,713,160
		12,170,850
SEMICONDUCTOR EQUIPMENT—0.6%
SunEdison, Inc.*	147,450	3,432,636
SEMICONDUCTORS—1.5%
Cavium Networks, Inc.*	55,450	3,759,510
Microsemi Corp.*	130,900	4,311,846
		8,071,356
SPECIALIZED CONSUMER SERVICES—1.8%
Service Corp. International	171,900	5,244,669
ServiceMaster Global Holdings, Inc.*	112,200	4,345,506
		9,590,175
SPECIALTY CHEMICALS—1.3%
Axalta Coating Systems Ltd.*	130,950	4,165,519
PolyOne Corp.	87,350	2,993,485
		7,159,004
SPECIALTY STORES—3.1%
Party City Holdco, Inc.*	166,900	3,441,478
Signet Jewelers Ltd.	31,350	3,800,247
The Michaels Cos, Inc.*	178,600	4,525,724
Ulta Salon, Cosmetics & Fragrance, Inc.*	31,200	5,180,136
		16,947,585
SYSTEMS SOFTWARE—2.7%
Proofpoint, Inc.*	80,550	5,211,585
ServiceNow, Inc.*	56,500	4,548,250
Tableau Software, Inc., Cl. A*	28,050	2,937,957
TubeMogul, Inc.*	147,350	2,082,056
		14,779,848

THE ALGER FUNDS | ALGER SMID CAP GROWTH FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.8%
Electronics For Imaging, Inc.*	88,650	$4,051,305
TRADING COMPANIES & DISTRIBUTORS—1.1%
HD Supply Holdings, Inc.*	166,050	5,944,590
TOTAL COMMON STOCKS
(Cost $426,763,119)		504,113,558
PREFERRED STOCKS—1.0%	SHARES	VALUE
APPLICATION SOFTWARE—0.5%
Palantir Technologies, Inc., Cl. B*,@	331,607	2,357,726
Palantir Technologies, Inc., Cl. D*,@	43,203	307,173
		2,664,899
BIOTECHNOLOGY—0.2%
Prosetta Biosciences, Inc.*,@,(a)	231,474	1,041,633
PHARMACEUTICALS—0.3%
Intarcia Therapeutics, Inc.*,@	49,317	1,858,265
TOTAL PREFERRED STOCKS
(Cost $5,114,017)		5,564,797
MASTER LIMITED PARTNERSHIP—0.5%	SHARES	VALUE
INVESTMENT BANKING & BROKERAGE—0.5%
Lazard Ltd., Cl. A	47,900	2,654,139
(Cost $2,394,486)		2,654,139
REAL ESTATE INVESTMENT TRUST—2.9%	SHARES	VALUE
HOTELS & RESORTS—0.9%
Pebblebrook Hotel Trust	114,200	4,647,940
SPECIALIZED—2.0%
Lamar Advertising Co.	94,150	5,653,707
Sovran Self Storage, Inc.	54,800	5,217,508
		10,871,215
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $14,066,802)		15,519,155
Total Investments
(Cost $448,338,424)(b)	98.0%	527,851,649
Other Assets in Excess of Liabilities	2.0%	10,882,540
NET ASSETS	100.0%	$538,734,189

* Non-income producing security.
# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment
Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b)At July 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $450,670,345, amounted to $77,181,304 which consisted of aggregate gross unrealized appreciation of
$90,877,531 and aggregate gross unrealized depreciation of $13,696,227.

THE ALGER FUNDS | ALGER SMID CAP GROWTH FUND
Schedule of Investments July 31, 2015 (Continued)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Intarcia Therapeutics, Inc.	3/27/2014	$1,597,378	$1,858,265	0.35%
Palantir Technologies, Inc., Cl. A	10/07/2014	529,084	578,114	0.11%
Palantir Technologies, Inc., Cl. B	10/07/2014	2,189,744	2,357,726	0.44%
Palantir Technologies, Inc., Cl. D	10/14/2014	285,262	307,173	0.05%
Prosetta Biosciences, Inc.	2/06/2015	1,041,633	1,041,633	0.19%
Total			$6,142,911	1.14%

See Notes to Financial Statements

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments July 31, 2015

COMMON STOCKS—95.6%	SHARES	VALUE
AEROSPACE & DEFENSE—0.9%
Esterline Technologies Corp.*	10,220	$906,105
Hexcel Corp.	14,400	747,216
		1,653,321
AIR FREIGHT & LOGISTICS—0.6%
Forward Air Corp.	20,500	995,275
AIRLINES—0.6%
Spirit Airlines, Inc.*	18,900	1,130,598
APPAREL ACCESSORIES & LUXURY GOODS—1.2%
G-III Apparel Group Ltd.*	30,600	2,210,238
APPLICATION SOFTWARE—13.3%
ACI Worldwide, Inc.*	126,600	2,996,622
American Software, Inc., Cl. A	274,651	2,532,282
Blackbaud, Inc.	44,600	2,727,736
Fair Isaac Corp.	19,400	1,759,386
Guidewire Software, Inc.*	30,200	1,783,310
HubSpot, Inc.*	40,700	2,195,765
Manhattan Associates, Inc.*	39,900	2,586,318
NetScout Systems, Inc.*	45,100	1,798,588
PROS Holdings, Inc.*	117,550	2,570,819
SolarWinds, Inc.*	33,400	1,332,326
Tyler Technologies, Inc.*	10,300	1,437,262
		23,720,414
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
WisdomTree Investments, Inc.	50,900	1,267,410
AUTO PARTS & EQUIPMENT—1.4%
American Axle & Manufacturing Holdings, Inc.*	26,300	525,474
Gentherm, Inc.*	18,100	910,973
Tenneco, Inc.*	23,000	1,145,630
		2,582,077
AUTOMOTIVE RETAIL—0.7%
Lithia Motors, Inc., Cl. A	10,900	1,304,621
BIOTECHNOLOGY—10.4%
ACADIA Pharmaceuticals, Inc.*	7,300	356,313
Amicus Therapeutics, Inc.*	53,200	914,508
Anacor Pharmaceuticals, Inc.*	7,400	1,104,006
Celldex Therapeutics, Inc.*	43,900	1,033,845
Cepheid, Inc.*	41,600	2,312,544
Clovis Oncology, Inc.*	14,900	1,258,007
Dyax Corp.*	35,100	863,811
Forward Pharma A/S#*	9,500	308,370
Halozyme Therapeutics, Inc.*	42,000	980,280
Heron Therapeutics, Inc.*	30,200	976,668
Incyte Corp.*	23,100	2,408,868
Juno Therapeutics, Inc.*	14,300	699,556
NantKwest, Inc.*	9,000	275,400
Neurocrine Biosciences, Inc.*	26,600	1,333,192
Portola Pharmaceuticals, Inc.*	27,700	1,369,488
TESARO, Inc.*	20,100	1,165,800

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
BIOTECHNOLOGY—(CONT.)
Ultragenyx Pharmaceutical, Inc.*	10,300	$1,245,579
		18,606,235
BUILDING PRODUCTS—1.4%
Masonite International Corp.*	20,700	1,429,749
NCI Building Systems, Inc.*	83,300	1,078,735
		2,508,484
CASINOS & GAMING—0.6%
Penn National Gaming Inc.*	58,700	1,119,996
COMMODITY CHEMICALS—0.7%
Calgon Carbon Corp.	73,200	1,294,908
COMMUNICATIONS EQUIPMENT—0.5%
ARRIS Group, Inc.*	28,300	875,036
CONSUMER FINANCE—0.7%
PRA Group, Inc.*	20,900	1,328,195
DATA PROCESSING & OUTSOURCED SERVICES—2.3%
Euronet Worldwide, Inc.*	16,400	1,123,400
MAXIMUS, Inc.	22,900	1,562,009
WEX, Inc.*	13,375	1,364,785
		4,050,194
EDUCATION SERVICES—0.7%
Grand Canyon Education, Inc.*	30,200	1,311,586
ELECTRONIC COMPONENTS—1.7%
Belden, Inc.	9,700	574,531
DTS, Inc.*	84,800	2,415,952
		2,990,483
ELECTRONIC EQUIPMENT MANUFACTURERS—3.7%
Cognex Corp.	63,900	2,892,753
FEI Co.	15,600	1,341,132
FLIR Systems, Inc.	76,600	2,358,514
		6,592,399
FOOD DISTRIBUTORS—0.4%
United Natural Foods, Inc.*	14,100	641,973
FOOD RETAIL—1.0%
Smart & Final Stores, Inc.*	107,700	1,873,980
GENERAL MERCHANDISE STORES—1.5%
Burlington Stores, Inc.*	41,500	2,284,160
Tuesday Morning Corp.*	45,100	423,038
		2,707,198
HEALTH CARE EQUIPMENT—6.5%
Abaxis, Inc.	46,300	2,317,778
ABIOMED, Inc.*	19,100	1,479,486
Cantel Medical Corp.	56,300	3,089,744
Cyberonics, Inc.*	37,100	2,277,940
GenMark Diagnostics, Inc.*	237,439	2,018,232
Glaukos Corp.*	12,300	391,017
		11,574,197
HEALTH CARE FACILITIES—1.7%
Healthsouth Corp.	29,500	1,348,150

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE FACILITIES—(CONT.)
VCA Antech, Inc.*	26,600	$1,636,698
		2,984,848
HEALTH CARE SERVICES—3.4%
Adeptus Health, Inc., Cl. A*	13,800	1,516,482
Diplomat Pharmacy, Inc.*	27,100	1,251,478
Team Health Holdings, Inc.*	27,700	1,867,257
Teladoc, Inc.*	46,000	1,452,220
		6,087,437
HEALTH CARE SUPPLIES—2.9%
Neogen Corp.*	54,900	3,194,631
Quidel Corp.*	99,900	2,068,929
		5,263,560
HEALTH CARE TECHNOLOGY—1.9%
Medidata Solutions, Inc.*	63,300	3,405,540
HOMEFURNISHING RETAIL—0.6%
Restoration Hardware Holdings, Inc.*	10,600	1,075,476
HOTELS RESORTS & CRUISE LINES—1.5%
Diamond Resorts International, Inc.*	48,800	1,529,392
La Quinta Holdings, Inc.*	58,000	1,230,760
		2,760,152
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.5%
On Assignment, Inc.*	22,500	862,200
INDUSTRIAL MACHINERY—3.6%
NN, Inc.	63,500	1,449,705
Proto Labs, Inc.*	38,900	2,931,893
Sun Hydraulics Corp.	56,900	2,015,398
		6,396,996
INTERNET SOFTWARE & SERVICES—7.2%
Criteo SA#*	24,300	1,293,489
Cvent, Inc.*	62,100	1,671,732
Demandware, Inc.*	38,900	2,939,284
Shutterstock, Inc.*	37,700	2,014,311
SPS Commerce, Inc.*	44,800	3,232,320
Stamps.com, Inc.*	26,000	1,783,600
		12,934,736
INVESTMENT BANKING & BROKERAGE—0.6%
Evercore Partners, Inc., Cl. A	17,800	1,046,640
LIFE SCIENCES TOOLS & SERVICES—2.8%
Bio-Techne Corp.	29,900	3,270,462
PRA Health Sciences, Inc.*	41,500	1,742,585
		5,013,047
MANAGED HEALTH CARE—0.7%
Molina Healthcare, Inc.*	17,700	1,335,111
OIL & GAS EXPLORATION & PRODUCTION—1.1%
Oasis Petroleum, Inc.*	49,900	480,537
Parsley Energy, Inc., Cl. A*	48,400	699,864
QEP Resources, Inc.	52,300	725,924
		1,906,325

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
PAPER PACKAGING—0.6%
Graphic Packaging Holding Co.	66,100	$998,110
PHARMACEUTICALS—1.8%
Impax Laboratories, Inc.*	19,800	959,508
Intersect ENT, Inc.*	16,300	483,621
Lannett Co., Inc.*	15,000	894,000
Tetraphase Pharmaceuticals, Inc.*	18,600	884,430
		3,221,559
REGIONAL BANKS—2.1%
Bank of the Ozarks, Inc.	34,600	1,526,552
Boston Private Financial Holdings Inc.	104,700	1,317,126
Investors Bancorp, Inc.	73,300	892,794
		3,736,472
RENEWABLE ELECTRICITY—0.5%
TerraForm Power, Inc., Cl. A	31,600	953,056
RESTAURANTS—2.2%
Fiesta Restaurant Group, Inc.*	21,700	1,261,421
Jack in the Box, Inc.	8,500	807,500
Papa John's International, Inc.	25,099	1,896,480
		3,965,401
SEMICONDUCTORS—2.2%
Cavium Networks, Inc.*	18,600	1,261,080
Microsemi Corp.*	44,897	1,478,907
Monolithic Power Systems, Inc.	22,800	1,178,988
		3,918,975
SPECIALTY CHEMICALS—1.7%
Balchem Corp.	52,200	2,958,174
SPECIALTY STORES—1.0%
Five Below, Inc.*	40,555	1,495,263
Party City Holdco, Inc.*	16,900	348,478
		1,843,741
SYSTEMS SOFTWARE—2.2%
Proofpoint, Inc.*	29,800	1,928,060
TubeMogul, Inc.*	143,849	2,032,586
		3,960,646
TRADING COMPANIES & DISTRIBUTORS—0.8%
Watsco, Inc.	11,300	1,449,112
TRUCKING—0.5%
Swift Transportation Co.*	35,200	838,464
TOTAL COMMON STOCKS
(Cost $152,480,789)		171,254,596
PREFERRED STOCKS—0.4%	SHARES	VALUE
BIOTECHNOLOGY—0.1%
Prosetta Biosciences, Inc.*,@,(a)	50,688	228,096
PHARMACEUTICALS—0.3%
Tolero Pharmaceuticals, Inc.*,@,(a)	148,237	447,098
TOTAL PREFERRED STOCKS
(Cost $675,194)		675,194

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments July 31, 2015 (Continued)

RIGHTS—–%	SHARES	VALUE
BIOTECHNOLOGY—–%
Neuralstem, Inc., 1/8/2019*	77,950	$–
(Cost $0)		–
REAL ESTATE INVESTMENT TRUST—2.2%	SHARES	VALUE
HOTELS & RESORTS—0.8%
Pebblebrook Hotel Trust	33,746	1,373,462
OFFICE—0.5%
Dupont Fabros Technology, Inc.	33,600	1,013,040
SPECIALIZED—0.9%
Sovran Self Storage, Inc.	16,800	1,599,528
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $3,398,577)		3,986,030
SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.@	290,078	290,078
(Cost $290,078)		290,078
Total Investments
(Cost $156,844,638)(b)	98.4%	176,205,898
Other Assets in Excess of Liabilities	1.6%	2,842,339
NET ASSETS	100.0%	$179,048,237

* Non-income producing security.
# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment
Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b)At July 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $157,743,845, amounted to $18,462,053 which consisted of aggregate gross unrealized appreciation of
$25,749,769 and aggregate gross unrealized depreciation of $7,287,716.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
JS Kred SPV I, LLC.	6/26/2015	$290,078	$290,078	0.16%
Prosetta Biosciences, Inc.	2/06/2015	228,096	228,096	0.13%
Tolero Pharmaceuticals, Inc.	10/31/2014	447,098	447,098	0.25%
Total			$965,272	0.54%

See Notes to Financial Statements

THE ALGER FUNDS | ALGER GROWTH OPPORTUNITIES FUND
Schedule of Investments July 31, 2015

COMMON STOCKS—96.0%	SHARES	VALUE
APPLICATION SOFTWARE—22.8%
ACI Worldwide, Inc.*	72,285	$1,710,986
American Software, Inc., Cl. A	70,230	647,521
Blackbaud, Inc.	33,715	2,062,009
Fair Isaac Corp.	12,380	1,122,742
Guidewire Software, Inc.*	19,830	1,170,961
HubSpot, Inc.*	26,425	1,425,629
Manhattan Associates, Inc.*	24,775	1,605,916
NetScout Systems, Inc.*	29,230	1,165,692
PROS Holdings, Inc.*	43,075	942,050
SolarWinds, Inc.*	14,250	568,433
Tyler Technologies, Inc.*	6,065	846,310
		13,268,249
ASSET MANAGEMENT & CUSTODY BANKS—1.9%
WisdomTree Investments, Inc.	44,835	1,116,392
BIOTECHNOLOGY—5.2%
Cepheid, Inc.*	26,095	1,450,621
Incyte Corp.*	14,910	1,554,815
		3,005,436
ELECTRONIC COMPONENTS—2.8%
DTS, Inc.*	57,029	1,624,756
ELECTRONIC EQUIPMENT MANUFACTURERS—6.9%
Cognex Corp.	40,380	1,828,003
FEI Co.	10,125	870,446
FLIR Systems, Inc.	42,345	1,303,802
		4,002,251
HEALTH CARE EQUIPMENT—10.9%
Abaxis, Inc.	32,570	1,630,454
Cantel Medical Corp.	29,855	1,638,442
Cyberonics, Inc.*	21,740	1,334,836
GenMark Diagnostics, Inc.*	136,015	1,156,128
Glaukos Corp.*	19,310	613,865
		6,373,725
HEALTH CARE FACILITIES—1.8%
VCA Antech, Inc.*	17,160	1,055,855
HEALTH CARE SERVICES—1.6%
Teladoc, Inc.*	29,560	933,209
HEALTH CARE SUPPLIES—5.7%
Neogen Corp.*	34,335	1,997,954
Quidel Corp.*	63,175	1,308,354
		3,306,308
HEALTH CARE TECHNOLOGY—3.7%
Medidata Solutions, Inc.*	40,005	2,152,269
INDUSTRIAL MACHINERY—5.5%
NN, Inc.	40,290	919,821
Proto Labs, Inc.*	22,625	1,705,246
Sun Hydraulics Corp.	16,820	595,764
		3,220,831

THE ALGER FUNDS | ALGER GROWTH OPPORTUNITIES FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INTERNET SOFTWARE & SERVICES—12.9%
Criteo SA#*	12,860	$684,538
Cvent, Inc.*	49,030	1,319,888
Demandware, Inc.*	23,530	1,777,927
Shutterstock, Inc.*	23,135	1,236,103
SPS Commerce, Inc.*	18,655	1,345,958
Stamps.com, Inc.*	16,875	1,157,625
		7,522,039
LIFE SCIENCES TOOLS & SERVICES—3.0%
Bio-Techne Corp.	16,175	1,769,222
PHARMACEUTICALS—0.9%
Intersect ENT, Inc.*	16,740	496,676
RESEARCH & CONSULTING SERVICES—0.5%
CoStar Group, Inc.*	1,500	301,935
RESTAURANTS—1.4%
Fiesta Restaurant Group, Inc.*	14,065	817,598
SEMICONDUCTOR EQUIPMENT—0.4%
SunEdison, Inc.*	9,690	225,583
SEMICONDUCTORS—1.0%
Monolithic Power Systems, Inc.	11,510	595,182
SPECIALTY CHEMICALS—2.3%
Balchem Corp.	24,015	1,360,930
SYSTEMS SOFTWARE—4.8%
Proofpoint, Inc.*	22,485	1,454,779
TubeMogul, Inc.*	96,053	1,357,229
		2,812,008
TOTAL COMMON STOCKS
(Cost $53,287,917)		55,960,454
PREFERRED STOCKS—0.1%	SHARES	VALUE
PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc.*,@	759	28,599
Tolero Pharmaceuticals, Inc.*,@,(a)	10,097	30,454
		59,053
TOTAL PREFERRED STOCKS
(Cost $55,037)		59,053
Total Investments
(Cost $53,342,954)(b)	96.1%	56,019,507
Other Assets in Excess of Liabilities	3.9%	2,277,942
NET ASSETS	100.0%	$58,297,449

* Non-income producing security.
# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment
Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b)At July 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$53,359,768, amounted to $2,659,739 which consisted of aggregate gross unrealized appreciation of $3,981,212 and aggregate gross unrealized depreciation of $1,321,473.

THE ALGER FUNDS | ALGER GROWTH OPPORTUNITIES FUND
Schedule of Investments July 31, 2015 (Continued)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Intarcia Therapeutics, Inc.	3/27/2014	$24,583	$28,599	0.05%
Tolero Pharmaceuticals, Inc.	10/31/2014	30,454	30,454	0.05%
Total			$59,053	0.10%

See Notes to Financial Statements

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments July 31, 2015

COMMON STOCKS—92.1%	SHARES	VALUE
BIOTECHNOLOGY—42.4%
ACADIA Pharmaceuticals, Inc.*	39,800	$1,942,638
Adaptimmune Therapeutics PLC.#*	28,445	428,097
Aduro Biotech, Inc.*	16,950	444,429
Amgen, Inc.	12,950	2,286,840
Amicus Therapeutics, Inc.*	143,550	2,467,624
Anacor Pharmaceuticals, Inc.*	32,900	4,908,351
Avalanche Biotechnologies Inc*	53,250	783,840
Bavarian Nordic A/S*	17,450	824,477
Baxalta, Inc.*	26,400	866,712
Biogen, Inc.*	19,400	6,184,332
BioMarin Pharmaceutical, Inc.*	31,550	4,614,818
Bluebird Bio, Inc.*	16,350	2,711,321
Calithera Biosciences Inc*	93,540	692,196
Celgene Corp.*	27,200	3,570,000
Celldex Therapeutics, Inc.*	64,300	1,514,265
Cepheid, Inc.*	8,600	478,074
Chiasma, Inc.*	40,000	942,800
Chimerix, Inc.*	28,300	1,520,842
Clovis Oncology, Inc.*	27,950	2,359,819
Coherus Biosciences, Inc.*	25,000	877,000
DBV Technologies SA#*	5,800	252,822
Dyax Corp.*	45,150	1,111,142
Forward Pharma A/S#*	21,551	699,545
Genomic Health, Inc.*	16,300	441,404
Gilead Sciences, Inc.	91,100	10,737,046
Halozyme Therapeutics, Inc.*	144,650	3,376,131
Heron Therapeutics, Inc.*	54,700	1,768,998
Incyte Corp.*	35,800	3,733,224
Intercept Pharmaceuticals, Inc.*	22,600	5,962,106
Invitae Corp.*	52,400	523,476
Juno Therapeutics, Inc.*	22,800	1,115,376
Karyopharm Therapeutics Inc*	15,000	307,800
NantKwest, Inc.*	11,850	362,610
Natera, Inc.*	31,900	577,071
Neurocrine Biosciences, Inc.*	38,850	1,947,162
Nivalis Therapeutics, Inc.*	57,450	974,927
Novavax, Inc.*	125,950	1,518,957
Otonomy, Inc.*	23,600	608,172
Portola Pharmaceuticals, Inc.*	41,700	2,061,648
Radius Health, Inc.*	15,000	1,174,800
Receptos, Inc.*	3,850	877,261
Regeneron Pharmaceuticals, Inc.*	7,000	3,875,620
Sage Therapeutics, Inc.*	6,350	434,086
Sarepta Therapeutics, Inc.*	67,650	2,159,388
Spark Therapeutics Inc*	10,850	666,624
TG Therapeutics Inc*	80,450	1,403,853
Ultragenyx Pharmaceutical, Inc.*	19,600	2,370,228
United Therapeutics Corp.*	17,750	3,006,140

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
BIOTECHNOLOGY—(CONT.)
Vericel Corp.*	196,093	$658,872
Versartis, Inc.*	56,520	1,023,012
Vertex Pharmaceuticals, Inc.*	25,650	3,462,750
		99,610,726
DRUG RETAIL—3.3%
CVS Caremark Corp.	18,500	2,080,695
Rite Aid Corp.*	215,800	1,922,778
Walgreens Boots Alliance, Inc.	38,300	3,700,929
		7,704,402
HEALTH CARE DISTRIBUTORS—1.2%
AmerisourceBergen Corp., Cl. A	20,100	2,125,575
McKesson Corp.	3,600	794,052
		2,919,627
HEALTH CARE EQUIPMENT—6.2%
ABIOMED, Inc.*	31,700	2,455,482
ConforMIS, Inc.*	71,250	1,644,450
DexCom, Inc.*	38,850	3,288,652
Edwards Lifesciences Corp.*	19,700	2,997,552
Glaukos Corp.*	15,500	492,745
Hologic, Inc.*	67,500	2,812,050
IDEXX Laboratories, Inc.*	8,800	640,024
Intuitive Surgical, Inc.*	600	319,902
		14,650,857
HEALTH CARE FACILITIES—7.6%
Acadia Healthcare Co., Inc.*	35,400	2,824,212
Amsurg Corp.*	4,850	347,939
HCA Holdings, Inc.*	80,600	7,496,606
Tenet Healthcare Corporation*	67,050	3,774,915
Universal Health Services, Inc., Cl. B	12,400	1,800,852
VCA Antech, Inc.*	26,400	1,624,392
		17,868,916
HEALTH CARE SERVICES—4.6%
Adeptus Health, Inc., Cl. A*	22,900	2,516,481
Amedisys, Inc.*	21,800	951,134
Diplomat Pharmacy, Inc.*	54,000	2,493,720
Express Scripts, Inc.*	18,650	1,679,805
IPC Healthcare, Inc.*	8,600	476,870
Team Health Holdings, Inc.*	21,000	1,415,610
Teladoc, Inc.*	37,550	1,185,454
		10,719,074
LIFE SCIENCES TOOLS & SERVICES—1.8%
Illumina, Inc.*	11,850	2,598,705
PRA Health Sciences, Inc.*	39,300	1,650,207
		4,248,912
MANAGED HEALTH CARE—2.9%
Aetna, Inc.	10,650	1,203,131
Cigna Corp.	8,000	1,152,480

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
MANAGED HEALTH CARE—(CONT.)
UnitedHealth Group, Inc.	36,850	$4,473,590
		6,829,201
PHARMACEUTICALS—22.1%
Aerie Pharmaceuticals, Inc.*	87,050	1,579,087
Akorn, Inc.*	38,800	1,789,068
Alcobra Ltd.*	164,950	1,218,980
Allergan PLC.*	21,367	7,075,682
Bristol-Myers Squibb Co.	84,500	5,546,580
Cempra, Inc.*	40,100	1,678,586
Dermira, Inc.*	51,600	1,165,128
Eli Lilly & Co.	31,250	2,640,938
Emmaus Life Sciences, Inc.*,@	479,063	1,676,720
Impax Laboratories, Inc.*	14,100	683,286
Intersect ENT, Inc.*	8,350	247,745
Intra-Cellular Therapies, Inc.*	36,250	1,054,875
Jazz Pharmaceuticals PLC.*	12,150	2,335,716
Lannett Co., Inc.*	18,600	1,108,560
Mallinckrodt PLC.*	21,500	2,665,140
Novo Nordisk A/S#	44,700	2,635,512
Ocular Therapeutix Inc*	35,307	815,239
Pacira Pharmaceuticals, Inc.*	29,450	1,956,069
Perrigo Co., PLC.	7,000	1,345,400
Redhill Biopharma Ltd.#*	84,650	1,254,513
Shire PLC.#	34,000	9,071,540
Tetraphase Pharmaceuticals, Inc.*	28,200	1,340,910
Theravance Biopharma, Inc.*	22,900	287,166
XenoPort, Inc.*	98,850	721,605
		51,894,045
TOTAL COMMON STOCKS
(Cost $170,697,110)		216,445,760
PREFERRED STOCKS—4.8%	SHARES	VALUE
BIOTECHNOLOGY—1.7%
Prosetta Biosciences, Inc.*,@,(a)	897,366	4,038,147
PHARMACEUTICALS—3.1%
Catabasis Pharmaceuticals, Inc.*,@,(a)	2,104,599	2,000,000
Intarcia Therapeutics, Inc.*,@	8,965	337,801
Tolero Pharmaceuticals, Inc.*,@,(a)	1,638,547	4,942,022
		7,279,823
TOTAL PREFERRED STOCKS
(Cost $11,270,546)		11,317,970
RIGHTS—–%	SHARES	VALUE
BIOTECHNOLOGY—–%
Neuralstem, Inc., 1/8/2019*	344,125	–

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments July 31, 2015 (Continued)

RIGHTS—(CONT.)	SHARES	VALUE
PHARMACEUTICALS—–%
Emmaus Life Sciences, Inc., 9/11/2018*,@	320,000	$–
TOTAL RIGHTS
(Cost $0)		–
Total Investments
(Cost $181,967,656)(b)	96.9%	227,763,730
Other Assets in Excess of Liabilities	3.1%	7,247,081
NET ASSETS	100.0%	$235,010,811

* Non-income producing security.
# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment
Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b)At July 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $185,274,424, amounted to $42,489,306 which consisted of aggregate gross unrealized appreciation of
$50,402,430 and aggregate gross unrealized depreciation of $7,913,124.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Catabasis Pharmaceuticals, Inc.	3/16/2015	$2,000,000	$2,000,000	0.85%
Emmaus Life Sciences, Inc.	9/09/2013	1,120,000	1,120,000	0.55%
Emmaus Life Sciences, Inc.	6/06/2014	556,720	556,720	0.27%
Emmaus Life Sciences, Inc.	9/09/2013	0	0	0.00%
Intarcia Therapeutics, Inc.	3/27/2014	290,377	337,801	0.15%
Prosetta Biosciences, Inc.	2/06/2015	4,038,147	4,038,147	1.72%
Tolero Pharmaceuticals, Inc.	8/01/2014	3,914,286	3,914,286	1.60%
Tolero Pharmaceuticals, Inc.	10/31/14	1,027,736	1,027,736	0.80%
Total			$12,994,690	5.53%

See Notes to Financial Statements

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments July 31, 2015

COMMON STOCKS—90.7%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	5,064	$2,431
AEROSPACE & DEFENSE—4.6%
General Dynamics Corp.	7,200	1,073,592
Honeywell International, Inc.	19,700	2,069,485
The Boeing Co.	12,020	1,732,923
		4,876,000
AIR FREIGHT & LOGISTICS—0.7%
United Parcel Service, Inc., Cl. B	7,300	747,228
AIRPORT SERVICES—0.8%
Macquarie Infrastructure Corp	9,780	830,615
APPAREL RETAIL—1.0%
L Brands, Inc.	6,300	508,536
VF Corp.	7,200	555,048
		1,063,584
ASSET MANAGEMENT & CUSTODY BANKS—1.9%
Ameriprise Financial, Inc.	4,200	527,814
BlackRock, Inc.	4,400	1,479,808
		2,007,622
AUTO PARTS & EQUIPMENT—1.6%
Delphi Automotive PLC.	15,500	1,210,240
Johnson Controls, Inc.	9,700	441,932
		1,652,172
AUTOMOBILE MANUFACTURERS—0.5%
General Motors Co.	15,300	482,103
BIOTECHNOLOGY—1.8%
Amgen, Inc.	4,100	724,019
Gilead Sciences, Inc.	9,700	1,143,242
		1,867,261
BREWERS—0.5%
Molson Coors Brewing Co., Cl. B	6,900	490,866
CABLE & SATELLITE—1.7%
Comcast Corporation, Cl. A	28,100	1,753,721
CASINOS & GAMING—0.5%
Las Vegas Sands Corp.	9,500	532,380
COMMUNICATIONS EQUIPMENT—1.8%
Cisco Systems, Inc.	41,100	1,168,062
QUALCOMM, Inc.	12,100	779,119
		1,947,181
CONSUMER ELECTRONICS—0.4%
Garmin Ltd.	11,100	465,201
CONSUMER FINANCE—0.6%
Discover Financial Services	11,800	658,558
DATA PROCESSING & OUTSOURCED SERVICES—0.6%
Xerox Corp.	59,400	654,588
DIVERSIFIED BANKS—4.9%
JPMorgan Chase & Co.	41,461	2,841,322
Wells Fargo & Co.	40,900	2,366,883
		5,208,205

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
DIVERSIFIED CHEMICALS—0.7%
The Dow Chemical Co.	16,500	$776,490
DRUG RETAIL—2.3%
CVS Caremark Corp.	15,600	1,754,532
Walgreens Boots Alliance, Inc.	6,400	618,432
		2,372,964
FERTILIZERS & AGRICULTURAL CHEMICALS—0.4%
Potash Corporation of Saskatchewan, Inc.	13,800	375,084
GENERAL MERCHANDISE STORES—1.1%
Target Corp.	13,700	1,121,345
HEALTH CARE EQUIPMENT—1.3%
Becton Dickinson and Co.	5,400	821,610
St. Jude Medical, Inc.	8,100	597,942
		1,419,552
HOME IMPROVEMENT RETAIL—2.1%
The Home Depot, Inc.	18,500	2,165,055
HOTELS RESORTS & CRUISE LINES—1.2%
Royal Caribbean Cruises Ltd.	14,000	1,257,900
HOUSEHOLD PRODUCTS—1.4%
The Procter & Gamble Co.	19,025	1,459,218
HYPERMARKETS & SUPER CENTERS—1.0%
Wal-Mart Stores, Inc.	14,500	1,043,710
INDUSTRIAL CONGLOMERATES—2.1%
General Electric Co.	82,800	2,161,080
INTEGRATED OIL & GAS—3.6%
Exxon Mobil Corp.	33,000	2,613,930
Royal Dutch Shell PLC.#	21,400	1,230,072
		3,844,002
INTEGRATED TELECOMMUNICATION SERVICES—3.0%
AT&T, Inc.	30,300	1,052,622
Verizon Communications, Inc.	45,229	2,116,265
		3,168,887
INTERNET SOFTWARE & SERVICES—3.3%
Facebook, Inc., Cl. A*	10,000	940,100
Google, Inc., Cl. A*	2,005	1,318,288
Google, Inc., Cl. C*	2,010	1,257,476
		3,515,864
INVESTMENT BANKING & BROKERAGE—2.5%
Morgan Stanley	51,500	2,000,260
TD Ameritrade Holding Corp.	18,100	664,813
		2,665,073
LEISURE FACILITIES—0.6%
Six Flags Entertainment Corp.	13,400	624,976
MANAGED HEALTH CARE—2.0%
Aetna, Inc.	9,500	1,073,215
UnitedHealth Group, Inc.	8,500	1,031,900
		2,105,115
MOVIES & ENTERTAINMENT—1.2%
The Walt Disney Co.	10,700	1,284,000

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
MULTI-LINE INSURANCE—0.8%
Hartford Financial Services Group, Inc.	16,900	$803,595
MULTI-UTILITIES—0.6%
Sempra Energy	6,500	661,570
OIL & GAS EQUIPMENT & SERVICES—0.8%
Halliburton Company	19,500	814,905
OIL & GAS EXPLORATION & PRODUCTION—1.0%
ConocoPhillips	21,000	1,057,140
OIL, GAS & CONSUMABLE FUELS—0.5%
The Williams Cos., Inc.	10,500	551,040
OTHER DIVERSIFIED FINANCIAL SERVICES—1.1%
Bank of America Corp.	65,900	1,178,292
PACKAGED FOODS & MEATS—0.7%
The Kraft Heinz Co.	9,000	715,230
PHARMACEUTICALS—8.9%
Bristol-Myers Squibb Co.	26,900	1,765,716
Eli Lilly & Co.	21,300	1,800,063
GlaxoSmithKline PLC.#	17,100	742,824
Johnson & Johnson	21,100	2,114,431
Pfizer, Inc.	59,099	2,131,110
Roche Holding AG#	23,800	859,418
		9,413,562
RAILROADS—1.2%
CSX Corp.	42,100	1,316,888
RENEWABLE ELECTRICITY—0.7%
TerraForm Global, Inc., Cl. A*,@	22,596	284,716
TerraForm Power, Inc., Cl. A	14,400	434,304
		719,020
RESTAURANTS—2.0%
Darden Restaurants, Inc.	10,300	759,728
McDonald's Corp.	13,600	1,358,096
		2,117,824
SECURITY & ALARM SERVICES—1.0%
Tyco International PLC.	26,400	1,002,936
SEMICONDUCTOR EQUIPMENT—0.5%
Kla-Tencor Corp.	9,700	514,585
SEMICONDUCTORS—2.4%
Avago Technologies Ltd.	10,900	1,364,026
Intel Corp.	42,000	1,215,900
		2,579,926
SOFT DRINKS—3.1%
PepsiCo, Inc.	20,500	1,975,175
The Coca-Cola Co.	30,500	1,252,940
		3,228,115
SPECIALIZED FINANCE—1.2%
CME Group, Inc.	13,350	1,282,134
SYSTEMS SOFTWARE—2.7%
Microsoft Corp.	61,800	2,886,060

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments July 31, 2015 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.8%
Apple, Inc.	42,655	$5,174,051
Seagate Technology PLC.	19,100	966,460
		6,140,511
TOBACCO—2.0%
Altria Group, Inc.	38,215	2,078,132
TOTAL COMMON STOCKS
(Cost $69,366,012)		95,661,496
CONVERTIBLE PREFERRED STOCKS—0.8%	SHARES	VALUE
PHARMACEUTICALS—0.8%
Allergan PLC., 5.50%, 3/1/2018*	770	856,340
(Cost $770,000)		856,340
PREFERRED STOCKS—0.1%	SHARES	VALUE
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	43,672	20,963
Choicestream, Inc., Cl. B*,@,(a)	89,234	42,832
		63,795
TOTAL PREFERRED STOCKS
(Cost $88,465)		63,795
MASTER LIMITED PARTNERSHIP—2.5%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.9%
The Blackstone Group LP.	50,400	1,978,200
OIL & GAS STORAGE & TRANSPORTATION—0.6%
Cheniere Energy Partners LP.	23,400	702,468
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $1,974,679)		2,680,668
REAL ESTATE INVESTMENT TRUST—2.9%	SHARES	VALUE
HEALTH CARE—0.9%
Health Care REIT, Inc.	13,300	922,621
MORTGAGE—0.6%
Blackstone Mortgage Trust, Inc., Cl. A	22,200	647,574
SPECIALIZED—1.4%
Crown Castle International Corp.	8,400	688,044
Lamar Advertising Co.	12,600	756,630
		1,444,674
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $2,705,349)		3,014,869
Total Investments
(Cost $74,904,505)(b)	97.0%	102,277,168
Other Assets in Excess of Liabilities	3.0%	3,157,173
NET ASSETS	100.0%	$105,434,341

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments July 31, 2015 (Continued)

* Non-income producing security.
# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment
Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b)At July 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$74,766,625, amounted to $27,510,543 which consisted of aggregate gross unrealized appreciation of $28,959,768 and aggregate gross unrealized depreciation of $1,449,225.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Choicestream, Inc.	3/14/2014	$1,469	$2,431	0.00%
Choicestream, Inc., Cl. A	12/17/2014	34,924	20,963	0.02%
Choicestream, Inc., Cl. B	7/10/2014	53,541	42,832	0.04%
TerraForm Global, Inc., Cl. A	6/08/2015	322,000	284,716	0.27%
Total			$350,942	0.33%

See Notes to Financial Statements

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS

NOTE 1 — General:
The Alger Funds (the “Trust”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The
Trust qualifies as an investment company as defined in the Financial Accounting Standards
Board Accounting Standards Codification 946-Financial Services – Investment Companies.
The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in eight funds — Alger Capital Appreciation Fund, Alger International
Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small
Cap Growth Fund, Alger Growth Opportunities Fund, Alger Health Sciences Fund and
Alger Growth & Income Fund (collectively, the “Funds” or individually, each a “Fund”).
The Alger Capital Appreciation Fund, Alger International Growth Fund, Alger Mid Cap
Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger
Growth Opportunities Fund and Alger Health Sciences Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.
The Alger Growth & Income Fund also invests primarily in equity securities but has an investment objective of both capital appreciation and current income.

Each Fund offers one or more of the following share classes: Class A, B, C, I and Z. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Class I and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the costs of its plan of distribution, if it maintains one, and transfer agency and sub-transfer agency services.

NOTE 2 — Significant Accounting Policies:
(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees.
Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Standard Time).
Equity securities and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the investment manager, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value
Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.
Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.
Inputs for Level 3 include revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Trust’s Board of Trustees (“Board”) and comprised of representatives of the Trust’s investment advisor. The Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’
pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.
NOTE 3 — Fair Value Measurements:
The following is a summary of the inputs used as of April 30, 2015 in valuing the Funds’
investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Capital Appreciation Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$ 484,006,685	$ 483,966,867	—	$39,818
Consumer Staples	166,128,998	163,890,289	2,238,709	—
Energy	65,635,942	59,635,693	—	6,000,249
Financials	109,747,871	109,747,871	—	—
Health Care	573,477,272	553,001,698	20,475,574	—
Industrials	210,681,365	210,681,365	—	—
Information Technology	750,025,110	748,935,275	—	1,089,835
Materials	54,457,106	54,457,106	—	—
Telecommunication Services	40,762,437	40,762,437	—	—
Utilities	8,603,095	8,603,095	—	—
TOTAL COMMON STOCKS	$ 2,463,525,881	$ 2,433,681,696	$22,714,283	$7,129,902
MASTER LIMITED PARTNERSHIP
Financials	57,659,327	57,659,327	—	—
PREFERRED STOCKS
Consumer Discretionary	1,135,338	—	—	1,135,338
Health Care	2,889,378	—	—	2,889,378
Information Technology	5,023,748	—	—	5,023,748
TOTAL PREFERRED STOCKS	$9,048,464	—	—	$9,048,464
REAL ESTATE INVESTMENT TRUST
Financials	14,353,390	14,353,390	—	—
TOTAL INVESTMENTS IN
SECURITIES	$ 2,544,587,062	$ 2,505,694,413	$22,714,283	$16,178,366

Alger International Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$ 34,742,237	$ 10,598,310	$ 24,143,927	—
Consumer Staples	13,494,951	—	13,494,951	—
Energy	8,755,249	5,414,152	3,341,097	—
Financials	49,805,055	3,201,178	46,603,877	—
Health Care	37,264,639	10,677,650	26,586,989	—
Industrials	21,693,735	2,591,837	19,101,898	—
Information Technology	34,444,876	19,045,295	15,399,581	—
Materials	7,778,347	1,955,000	5,823,347	—
Telecommunication Services	4,291,781	4,291,781	—	—
Utilities	3,818,211	—	3,818,211	—
TOTAL COMMON STOCKS	$216,089,081	$57,775,203	$158,313,878	—
TOTAL INVESTMENTS IN
SECURITIES	$216,089,081	$57,775,203	$158,313,878	—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Mid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$ 48,514,213	$ 48,514,213	—	—
Consumer Staples	5,005,072	5,005,072	—	—
Energy	2,908,478	2,352,310	—	556,168
Financials	15,047,559	15,047,559	—	—
Health Care	29,926,014	29,926,014	—	—
Industrials	31,796,446	31,796,446	—	—
Information Technology	47,742,191	47,625,758	—	116,433
Materials	5,039,382	5,039,382	—	—
Telecommunication Services	4,478,608	4,478,608	—	—
Utilities	1,079,728	1,079,728	—	—
TOTAL COMMON STOCKS	$191,537,691	$190,865,090	—	$672,601
PREFERRED STOCKS
Health Care	2,481,215	—	—	2,481,215
Information Technology	536,719	—	—	536,719
TOTAL PREFERRED STOCKS	$3,017,934	—	—	$3,017,934
REAL ESTATE INVESTMENT TRUST
Financials	2,862,791	2,862,791	—	—
SPECIAL PURPOSE VEHICLE
Financials	314,956	—	—	314,956
TOTAL INVESTMENTS IN
SECURITIES	$197,733,372	$193,727,881	—	$4,005,491

Alger SMid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$ 112,791,358	$ 112,791,358	—	—
Consumer Staples	15,930,819	15,930,819	—	—
Energy	7,483,013	7,483,013	—	—
Financials	31,174,451	31,174,451	—	—
Health Care	122,237,939	122,237,939	—	—
Industrials	80,646,574	80,646,574	—	—
Information Technology	107,482,925	106,904,811	—	578,114
Materials	24,303,904	24,303,904	—	—
Telecommunication Services	2,062,575	2,062,575	—	—
TOTAL COMMON STOCKS	$504,113,558	$503,535,444	—	$578,114
MASTER LIMITED PARTNERSHIP
Financials	2,654,139	2,654,139	—	—
PREFERRED STOCKS
Health Care	2,899,898	—	—	2,899,898
Information Technology	2,664,899	—	—	2,664,899
TOTAL PREFERRED STOCKS	$5,564,797	—	—	$5,564,797
REAL ESTATE INVESTMENT TRUST
Financials	15,519,155	15,519,155	—	—
TOTAL INVESTMENTS IN
SECURITIES	$527,851,649	$521,708,738	—	$6,142,911

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Small Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$ 20,880,486	$ 20,880,486	—	—
Consumer Staples	2,515,953	2,515,953	—	—
Energy	1,906,325	1,906,325	—	—
Financials	7,378,717	7,378,717	—	—
Health Care	57,491,534	57,491,534	—	—
Industrials	15,834,450	15,834,450	—	—
Information Technology	59,042,883	59,042,883	—	—
Materials	5,251,192	5,251,192	—	—
Utilities	953,056	953,056	—	—
TOTAL COMMON STOCKS	$171,254,596	$171,254,596	—	—
PREFERRED STOCKS
Health Care	675,194	—	—	675,194
REAL ESTATE INVESTMENT TRUST
Financials	3,986,030	3,986,030	—	—
RIGHTS
Health Care	—	—	—	—
SPECIAL PURPOSE VEHICLE
Financials	290,078	—	—	290,078
TOTAL INVESTMENTS IN
SECURITIES	$176,205,898	$175,240,626	—	$965,272

Alger Growth Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$817,598	$817,598	—	—
Financials	1,116,392	1,116,392	—	—
Health Care	19,092,700	19,092,700	—	—
Industrials	3,522,766	3,522,766	—	—
Information Technology	30,050,068	30,050,068	—	—
Materials	1,360,930	1,360,930	—	—
TOTAL COMMON STOCKS	$55,960,454	$55,960,454	—	—
PREFERRED STOCKS
Health Care	59,053	—	—	59,053
TOTAL INVESTMENTS IN
SECURITIES	$56,019,507	$55,960,454	—	$59,053

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Health Sciences Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Staples	$7,704,402	$7,704,402	—	—
Health Care	208,741,358	206,240,161	824,477	1,676,720
TOTAL COMMON STOCKS	$216,445,760	$213,944,563	$824,477	$1,676,720
PREFERRED STOCKS
Health Care	11,317,970	—	—	11,317,970
RIGHTS
Health Care	—	—	—	—
TOTAL INVESTMENTS IN
SECURITIES	$227,763,730	$213,944,563	$824,477	$12,994,690

Alger Growth & Income Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$ 14,522,692	$ 14,520,261	—	$2,431
Consumer Staples	11,388,235	11,388,235	—	—
Energy	6,551,803	6,267,087	—	284,716
Financials	13,803,479	13,803,479	—	—
Health Care	14,805,490	14,805,490	—	—
Industrials	10,934,747	10,934,747	—	—
Information Technology	18,238,715	18,238,715	—	—
Materials	1,151,574	1,151,574	—	—
Telecommunication Services	3,168,887	3,168,887	—	—
Utilities	1,095,874	1,095,874	—	—
TOTAL COMMON STOCKS	$95,661,496	$95,374,349	—	$287,147
CONVERTIBLE PREFERRED STOCKS
Health Care	856,340	856,340	—	—
MASTER LIMITED PARTNERSHIP
Energy	702,468	702,468	—	—
Financials	1,978,200	1,978,200	—	—
TOTAL MASTER LIMITED
PARTNERSHIP	$2,680,668	$2,680,668	—	—
PREFERRED STOCKS
Consumer Discretionary	63,795	—	—	63,795
REAL ESTATE INVESTMENT TRUST
Financials	3,014,869	3,014,869	—	—
TOTAL INVESTMENTS IN
SECURITIES	$102,277,168	$101,926,226	—	$350,942

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Common Stocks
Opening balance at November 1, 2014	$974,640
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(630,738)
Purchases, issuances, sales, and settlements	–
Purchases	6,786,000
Sales	–
Closing balance at July 31, 2015	7,129,902
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2015	$(630,738)

Alger Capital Appreciation Fund	Preferred Stocks
Opening balance at November 1, 2014	$8,978,474
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	69,990
Purchases, issuances, sales, and settlements	–
Purchases	–
Sales	–
Closing balance at July 31, 2015	9,048,464
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2015	$69,990

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Common Stocks
Opening balance at November 1, 2014	$99,075
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(55,474)
Purchases, issuances, sales, and settlements	–
Purchases	629,000
Sales	–
Closing balance at July 31, 2015	672,601
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2015	$(55,474)

Alger Mid Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2014	$462,915
Transfers into Level 3	1,492,970
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	73,804
Purchases, issuances, sales, and settlements	–
Purchases	988,245
Sales	–
Closing balance at July 31, 2015	3,017,934
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2015	$73,804

Special Purpose
Alger Mid Cap Growth Fund	Vehicle
Opening balance at November 1, 2014	$–
Transfers into Level 3	–
Transfers out of Level 3	–
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	314,956
Sales	–
Closing balance at July 31, 2015	314,956
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2015	$–

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger SMid Cap Growth Fund	Common Stocks
Opening balance at November 1, 2014	$491,925
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	86,189
Purchases, issuances, sales, and settlements	–
Purchases	–
Sales	–
Closing balance at July 31, 2015	578,114
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2015	$86,189

Alger SMid Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2014	$4,419,080
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	104,084
Purchases, issuances, sales, and settlements	–
Purchases	1,041,633
Sales	–
Closing balance at July 31, 2015	5,564,797
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2015	$104,084

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2014	$—
Transfers into Level 3	447,098
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	228,096
Sales	–
Closing balance at July 31, 2015	675,194
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2015	$–

Special Purpose
Alger Small Cap Growth Fund	Vehicle
Opening balance at November 1, 2014	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements	–
Purchases	290,078
Sales	–
Closing balance at July 31, 2015	290,078
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2015	$104,084

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Growth Opportunities Fund	Preferred Stocks
Opening balance at November 1, 2014	$32,637
Transfers into Level 3	30,454
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(4,038)
Purchases, issuances, sales, and settlements	–
Purchases	–
Sales	–
Closing balance at July 31, 2015	59,053
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2015	$(4,038)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Health Sciences Fund	Common Stocks
Opening balance at November 1, 2014	$1,676,721
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Sales	–
Closing balance at July 31, 2015	1,676,721
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2015	$–

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Health Sciences Fund	Preferred Stocks
Opening balance at November 1, 2014	$385,495
Transfers into Level 3	4,942,022
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(47,694)
Purchases, issuances, sales, and settlements	–
Purchases	6,038,147
Sales	–
Closing balance at July 31, 2015	11,317,970
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2015	$(47,694)

Alger Health Sciences Fund	Rights
Opening balance at November 1, 2014	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Sales	–
Closing balance at July 31, 2015	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2015	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Growth & Income Fund	Common Stocks
Opening balance at November 1, 2014	$2,887
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(37,740)
Purchases, issuances, sales, and settlements	–
Purchases	322,000
Sales	–
Closing balance at July 31, 2015	287,147
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2015	$(37,740)

Alger Growth & Income Fund	Preferred Stocks
Opening balance at November 1, 2014	$75,756
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(11,961)
Purchases, issuances, sales, and settlements	–
Purchases	–
Sales	–
Closing balance at July 31, 2015	63,795
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2015	$(11,961)

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of July 31, 2015. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements.
The table below is not intended to be all-inclusive, but rather provides information on the
Level 3 inputs as they relate to our fair value measurements.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

	Fair Value	Valuation	Unobservable
	July 31, 2015	Methodology	Input	Input/ Range
Alger Capital Appreciation Fund
Common Stocks	$ 1,129,653	Income	Discount Rate	10-40%
Approach
Common Stocks	$ 6,000,249	Cost	Purchase Price	Cost
Approach
Preferred Stocks	$ 9,048,464	Income	Discount Rate	10-40%
Approach
Alger Mid Cap Growth Fund
Common Stocks	$ 116,433	Income	Discount Rate	10%
Approach
Common Stocks	$ 556,168	Cost	Purchase Price	Cost
Approach
Preferred Stocks	$ 3,017,934	Income	Discount Rate	10-15%
Approach
Special Purpose Vehicle	$ 314,956	Cost	Purchase Price	Cost
Approach
Alger Health Sciences Fund
Common Stocks	$ 1,676,721	Income	Discount Rate	15%
Approach
Preferred Stocks	$ 11,317,970	Income	Discount Rate	10-42%
Approach
Rights	$ –	Income	Transaction Cost	15%
Approach
Alger Growth & Income Fund
Common Stocks	$ 2,431	Income	Discount Rate	40%
Approach
Common Stocks	$ 284,716	Cost	Purchase Price	Cost
Approach
Preferred Stocks	$ 63,795	Income	Discount Rate	40%
Approach
Alger SMid Cap Growth Fund
Common Stocks	$ 578,114	Income	Discount Rate	10%
Approach
Preferred Stocks	$ 5,564,797	Income	Discount Rate	10-20%
Approach
Alger Small Cap Growth Fund
Preferred Stocks	$ 675,194	Income	Discount Rate	12-15%
Approach
Special Purpose Vehicle	$ 290,078	Cost	Purchase Price	Cost
Approach
Alger Growth Opportunities Fund
Preferred Stocks	$ 59,053	Income	Discount Rate	15-20%
Approach

The significant unobservable inputs used in the fair value measurement of the company’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

On July 31, 2015, the Alger Capital Appreciation Fund, the Alger International Growth
Fund, and Alger Health Sciences Fund, transferred $20,475,574, $146,606,859, and
$824,477, respectively, from Level 1 to Level 2, utilizing fair value adjusted prices rather than exchange listed prices.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of July 31, 2015, such assets are categorized within the disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Capital Appreciation Fund	$ 104,238,009	$ 104,238,009	—	—
Alger International Growth Fund	3,043,772	3,043,772	—	—
Alger Mid Cap Growth Fund	8,365,062	8,365,062	—	—
Alger SMid Cap Growth Fund	9,289,989	9,289,989	—	—
Alger Small Cap Growth Fund	6,597,004	6,597,004	—	—
Alger Growth Opportunities Fund	512,160	512,160	—	—
Alger Health Sciences Fund	5,798,346	5,798,346	—	—
Alger Growth & Income Fund	4,638,036	4,638,036	—	—
Total	$ 142,482,378 $ 142,482,378		—	—

NOTE 4 — Derivatives:
Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives
and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The
Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.
The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the three months ended July 31, 2015, options were used in accordance with these objectives.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The Funds’ option contracts were not subject to any rights of offset with any counterparty.
All of the Funds’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

For the three months ended July 31, 2015, there were no open derivative instruments.

NOTE 5 — Affiliated Securities:
The securities listed below are deemed to be affiliate’s of the Funds because the Funds or their affiliates owned 5% or more of the company’s voting securities during all or part of the period ended July 31, 2015. Purchase and sale transactions and dividend income earned during the year were as follows:

	Shares at			Shares at		Value at
	October 31,			July 31,	Dividend	July 31,
Security	2014	Additions Reductions		2015	Income	2015
Alger Capital Appreciation Fund
Common Stocks
Choicestream Inc.*	82,955	—	—	82,955	—	$39,818
Preferred Stocks
Choicestream, Inc.	2,365,288	—	—	2,365,288	—	1,135,338
Class A & Class B*

Alger Mid Cap Growth Fund
Preferred Stocks
Prosetta Biosciences,	—	219,610	—	219,610	—	988,245
Inc.*
Tolero Pharmaceuticals, Inc.*	495,000	—	—	495,000	—	1,492,970

Alger SMid Cap Growth Fund
Preferred Stocks
Prosetta Biosciences,	—	231,474	—	231,474	—	1,041,633
Inc.*

Alger Small Cap Growth Fund
Preferred Stocks
Prosetta Biosciences,	—	50,688	—	50,688	—	288,096
Inc.*
Tolero Pharmaceuticals, Inc.*	148,237	—	—	148,237	—	447,098

Alger Growth Opportunities Fund
Preferred Stocks
Tolero Pharmaceuticals, Inc.*	10,097	—	—	10,097	—	30,454

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Health Sciences Fund
Preferred Stocks
Catabasis Pharmaceuticals,	2,104,559	—	—	2,104,599	—	2,000,000
Inc *
Prosetta Biosciences,	897,366	—	—	897,366	—	4,038,147
Inc.*
Tolero Pharmaceuticals, Inc.*	1,638,547	—	—	1,638,547	—	4,942,022

Alger Growth & Income Fund
Common Stocks
Choicestream Inc.*	5,064	—	—	5,064	—	2,431
Preferred Stocks
Choicestream, Inc.	132,906	—	—	132,906	—	63,795
Class A & Class B*

* Non-income producing security.

ITEM 2. Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by
Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.
CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds

By /s/Hal Liebes

Hal Liebes

President

Date: September 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Hal Liebes

Hal Liebes

President

Date: September 24, 2015

By /s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 24, 2015